united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-23611

James Alpha Funds Trust
(Exact name of registrant as specified in charter)

515 Madison Avenue, 24th Floor, New York, NY	10022
(Address of principal executive offices)	(Zip code)

Emile R. Molineaux
80 Arkay Drive, Suite 110, Hauppauge, NY 11788
(Name and address of agent for service)

Registrant’s telephone number, including area code:	623-266-4567

Date of fiscal year end:	11/30

Date of reporting period:	5/31/25

Item 1. Reports to Stockholders.

(a)

Easterly Income Opportunities Fund

Class A (JASVX)

Semi-Annual Shareholder Report - May 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Easterly Income Opportunities Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$94	1.85%Footnote Reference*

* Annualized

Average Annual Total Returns

	6 months	1 Year	5 Years	Since Inception (August 21, 2018)
Easterly Income Opportunities Fund
Without Load	3.50%	10.00%	4.99%	5.68%
With Load	1.40%	7.79%	3.75%	4.76%
Bloomberg U.S. Aggregate Bond Index	0.77%	5.46%	-0.90%	1.50%

Load Information: 2% is the maximum sales charge on purchase of A Shares.

The Fund's past performance is not a good predictor of the Fund's future performance. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

For the most recent month-end performance, visit funds.easterlyam.com/income-opportunities-fund/ or call 888-814-8180.

The Fund has adopted the performance of the James Alpha Structured Credit Value Portfolio, a series of The Saratoga Advantage Trust (the “Predecessor Portfolio”) as the result of a reorganization of the Predecessor Portfolio into the Fund, which was consummated after the close of business on March 19, 2021 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to March 19, 2021 are those of the Class A shares of the Predecessor Portfolio. Class A shares of the Predecessor Portfolio were reorganized into Class A of the Fund, respectively, after the close of business on March 19, 2021. Class A shares' returns of the Fund will be different from the returns of the Predecessor Portfolio's Class A shares as they have different expenses.

Performance information reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. If terminated, future expenses may be higher which would impact the Fund’s performance. Periods less than one year are not annualized.

Fund Statistics

Net Assets	$391,348,214
Number of Portfolio Holdings	856
Advisory Fee (net of waivers)	$1,866,993
Portfolio Turnover	20%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	81.2%
Corporate Bonds	17.7%
Non U.S. Government & Agencies	0.1%
U.S. Government & Agencies	1.0%

What did the Fund invest in?

Industry Weighting (% of net assets)

Non Agency CMBS 26.2%
CMO 24.0%
Institutional Financial Services 7.3%
Specialty Finance 4.1%
Home Equity 3.5%
Other ABS 3.1%
CDO 2.6%
Banking 2.6%
Residential Mortgage 2.4%
Agency CMBS 1.9%
Auto Loan 1.4%
Student Loans 1.2%
Agency Fixed Rate 0.9%
Other Industries 2.3%
Other Assets in Excess of Liabilities 16.5%

Value	Value
Other Assets in Excess of Liabilities	16.5%
Other Industries	2.3%
Agency Fixed Rate	0.9%
Student Loans	1.2%
Auto Loan	1.4%
Agency CMBS	1.9%
Residential Mortgage	2.4%
Banking	2.6%
CDO	2.6%
Other ABS	3.1%
Home Equity	3.5%
Specialty Finance	4.1%
Institutional Financial Services	7.3%
CMO	24.0%
Non Agency CMBS	26.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Multifamily Trust, 2016-1, 6.439%, 04/25/46	1.8%
Benchmark Mortgage Trust, 2020-IG1, 2.909%, 09/15/43	1.5%
RBSSP Resecuritization Trust, 2009-12, 4.675%, 12/25/35	1.4%
RMF Buyout Issuance Trust, 2022-HB1, 4.500%, 04/25/32	1.2%
United Auto Credit Securitization Trust, 2022-2, 6.840%, 01/10/28	1.1%
Soloso CDO Ltd., 2007-1A, 4.806%, 10/7/37	1.1%
GS Mortgage Securities Corp Trust, 2013-PEMB, 3.549%, 03/5/33	1.1%
RBSSP Resecuritization Trust, 2013-5, 5.031%, 07/26/33	1.1%
COMM Mortgage Trust, 2013-CR12, 4.300%, 10/10/46	0.9%
Morgan Stanley, , –%, 04/30/30	0.9%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funds.easterlyam.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-SAR 053125-JASVX

Easterly Income Opportunities Fund

Class C (JSVCX)

Semi-Annual Shareholder Report - May 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Easterly Income Opportunities Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$132	2.60%Footnote Reference*

* Annualized

Average Annual Total Returns

	6 months	1 Year	5 Years	Since Inception (August 21, 2018)
Easterly Income Opportunities Fund
Without Load	3.11%	9.24%	4.22%	4.71%
With Load	2.11%	8.24%	4.22%	4.71%
Bloomberg U.S. Aggregate Bond Index	0.77%	5.46%	-0.90%	1.50%

The Fund's past performance is not a good predictor of the Fund's future performance. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Class C charges a maximum contingent deferred sales charge of 1.00% if you redeem Class C shares within one year after purchase.

For the most recent month-end performance, visit funds.easterlyam.com/income-opportunities-fund/ or call 888-814-8180.

The Fund has adopted the performance of the James Alpha Structured Credit Value Portfolio, a series of The Saratoga Advantage Trust (the “Predecessor Portfolio”) as the result of a reorganization of the Predecessor Portfolio into the Fund, which was consummated after the close of business on March 19, 2021 (the “Reorganization”).  Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to March 19, 2021 are those of the Class C shares of the Predecessor Portfolio. Class C shares of the Predecessor Portfolio were reorganized into Class C of the Fund, respectively, after the close of business on March 19, 2021. Class C shares' returns of the Fund will be different from the returns of the Predecessor Portfolio's Class C shares as they have different expenses.

Performance information reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. If terminated, future expenses may be higher which would impact the Fund’s performance. Periods less than one year are not annualized.

Fund Statistics

Net Assets	$391,348,214
Number of Portfolio Holdings	856
Advisory Fee (net of waivers)	$1,866,993
Portfolio Turnover	20%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	81.2%
Corporate Bonds	17.7%
Non U.S. Government & Agencies	0.1%
U.S. Government & Agencies	1.0%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	16.5%
Other Industries	2.3%
Agency Fixed Rate	0.9%
Student Loans	1.2%
Auto Loan	1.4%
Agency CMBS	1.9%
Residential Mortgage	2.4%
Banking	2.6%
CDO	2.6%
Other ABS	3.1%
Home Equity	3.5%
Specialty Finance	4.1%
Institutional Financial Services	7.3%
CMO	24.0%
Non Agency CMBS	26.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Multifamily Trust, 2016-1, 6.439%, 04/25/46	1.8%
Benchmark Mortgage Trust, 2020-IG1, 2.909%, 09/15/43	1.5%
RBSSP Resecuritization Trust, 2009-12, 4.675%, 12/25/35	1.4%
RMF Buyout Issuance Trust, 2022-HB1, 4.500%, 04/25/32	1.2%
United Auto Credit Securitization Trust, 2022-2, 6.840%, 01/10/28	1.1%
Soloso CDO Ltd., 2007-1A, 4.806%, 10/7/37	1.1%
GS Mortgage Securities Corp Trust, 2013-PEMB, 3.549%, 03/5/33	1.1%
RBSSP Resecuritization Trust, 2013-5, 5.031%, 07/26/33	1.1%
COMM Mortgage Trust, 2013-CR12, 4.300%, 10/10/46	0.9%
Morgan Stanley, , –%, 04/30/30	0.9%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funds.easterlyam.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-SAR 053125-JSVCX

Easterly Income Opportunities Fund

Class I (JSVIX)

Semi-Annual Shareholder Report - May 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Easterly Income Opportunities Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$81	1.60%Footnote Reference*

* Annualized

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception (August 21, 2018)
Easterly Income Opportunities Fund	3.53%	10.23%	5.24%	5.63%
Bloomberg U.S. Aggregate Bond Index	0.77%	5.46%	-0.90%	1.50%

The Fund's past performance is not a good predictor of the Fund's future performance. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

For the most recent month-end performance, visit funds.easterlyam.com/income-opportunities-fund/ or call 888-814-8180.

The Fund has adopted the performance of the James Alpha Structured Credit Value Portfolio, a series of The Saratoga Advantage Trust (the “Predecessor Portfolio”) as the result of a reorganization of the Predecessor Portfolio into the Fund, which was consummated after the close of business on March 19, 2021 (the “Reorganization”).  Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to March 19, 2021 are those of the Class I shares of the Predecessor Portfolio. Class I shares of the Predecessor Portfolio were reorganized into Class I of the Fund, respectively, after the close of business on March 19, 2021. Class I shares' returns of the Fund will be different from the returns of the Predecessor Portfolio's Class I shares as they have different expenses.

Performance information reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. If terminated, future expenses may be higher which would impact the Fund’s performance. Periods less than one year are not annualized.

Fund Statistics

Net Assets	$391,348,214
Number of Portfolio Holdings	856
Advisory Fee (net of waivers)	$1,866,993
Portfolio Turnover	20%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	81.2%
Corporate Bonds	17.7%
Non U.S. Government & Agencies	0.1%
U.S. Government & Agencies	1.0%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	16.5%
Other Industries	2.3%
Agency Fixed Rate	0.9%
Student Loans	1.2%
Auto Loan	1.4%
Agency CMBS	1.9%
Residential Mortgage	2.4%
Banking	2.6%
CDO	2.6%
Other ABS	3.1%
Home Equity	3.5%
Specialty Finance	4.1%
Institutional Financial Services	7.3%
CMO	24.0%
Non Agency CMBS	26.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Multifamily Trust, 2016-1, 6.439%, 04/25/46	1.8%
Benchmark Mortgage Trust, 2020-IG1, 2.909%, 09/15/43	1.5%
RBSSP Resecuritization Trust, 2009-12, 4.675%, 12/25/35	1.4%
RMF Buyout Issuance Trust, 2022-HB1, 4.500%, 04/25/32	1.2%
United Auto Credit Securitization Trust, 2022-2, 6.840%, 01/10/28	1.1%
Soloso CDO Ltd., 2007-1A, 4.806%, 10/7/37	1.1%
GS Mortgage Securities Corp Trust, 2013-PEMB, 3.549%, 03/5/33	1.1%
RBSSP Resecuritization Trust, 2013-5, 5.031%, 07/26/33	1.1%
COMM Mortgage Trust, 2013-CR12, 4.300%, 10/10/46	0.9%
Morgan Stanley, , –%, 04/30/30	0.9%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funds.easterlyam.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-SAR 053125-JSVIX

Easterly Income Opportunities Fund

Class R6 (JASSX)

Semi-Annual Shareholder Report - May 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Easterly Income Opportunities Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$51	1.01%Footnote Reference*

* Annualized

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception (August 21, 2018)
Easterly Income Opportunities Fund	3.93%	10.90%	5.71%	6.09%
Bloomberg U.S. Aggregate Bond Index	0.77%	5.46%	-0.90%	1.50%

The Fund's past performance is not a good predictor of the Fund's future performance. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

For the most recent month-end performance, visit funds.easterlyam.com/income-opportunities-fund/ or call 888-814-8180.

The Fund has adopted the performance of the James Alpha Structured Credit Value Portfolio, a series of The Saratoga Advantage Trust (the “Predecessor Portfolio”) as the result of a reorganization of the Predecessor Portfolio into the Fund, which was consummated after the close of business on March 19, 2021 (the “Reorganization”).  Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to March 19, 2021 are those of the Class S shares of the Predecessor Portfolio. Class S shares of the Predecessor Portfolio were reorganized into Class R6 of the Fund, respectively, after the close of business on March 19, 2021. Class R6 shares' returns of the Fund will be different from the returns of the Predecessor Portfolio's Class S shares as they have different expenses.

Performance information reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. If terminated, future expenses may be higher which would impact the Fund’s performance. Periods less than one year are not annualized.

Fund Statistics

Net Assets	$391,348,214
Number of Portfolio Holdings	856
Advisory Fee (net of waivers)	$1,866,993
Portfolio Turnover	20%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	81.2%
Corporate Bonds	17.7%
Non U.S. Government & Agencies	0.1%
U.S. Government & Agencies	1.0%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	16.5%
Other Industries	2.3%
Agency Fixed Rate	0.9%
Student Loans	1.2%
Auto Loan	1.4%
Agency CMBS	1.9%
Residential Mortgage	2.4%
Banking	2.6%
CDO	2.6%
Other ABS	3.1%
Home Equity	3.5%
Specialty Finance	4.1%
Institutional Financial Services	7.3%
CMO	24.0%
Non Agency CMBS	26.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Multifamily Trust, 2016-1, 6.439%, 04/25/46	1.8%
Benchmark Mortgage Trust, 2020-IG1, 2.909%, 09/15/43	1.5%
RBSSP Resecuritization Trust, 2009-12, 4.675%, 12/25/35	1.4%
RMF Buyout Issuance Trust, 2022-HB1, 4.500%, 04/25/32	1.2%
United Auto Credit Securitization Trust, 2022-2, 6.840%, 01/10/28	1.1%
Soloso CDO Ltd., 2007-1A, 4.806%, 10/7/37	1.1%
GS Mortgage Securities Corp Trust, 2013-PEMB, 3.549%, 03/5/33	1.1%
RBSSP Resecuritization Trust, 2013-5, 5.031%, 07/26/33	1.1%
COMM Mortgage Trust, 2013-CR12, 4.300%, 10/10/46	0.9%
Morgan Stanley, , –%, 04/30/30	0.9%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funds.easterlyam.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-SAR 053125-JASSX

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

JAMES ALPHA FUNDS TRUST d/b/a EASTERLY FUNDS TRUST

CLASS A, C, I AND R6 SHARES

SEMI-ANNUAL FINANCIAL

STATEMENTS AND ADDITIONAL

INFORMATION

May 31, 2025

THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A COPY OF THE PROSPECTUS.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 67.8%
	AGENCY CMBS — 1.9%
847,054	Freddie Mac Multifamily Structured Pass Through Series K092 X3(a),(b)		2.3250	05/25/47	$65,698
2,605,178	FREMF Mortgage Trust Series 2019-KF63(c),(d)	SOFR30A + 2.464%	6.8150	05/25/29	2,351,051
1,394,175	Government National Mortgage Association Series 92 Z		4.7000	10/16/48	1,321,438
53,357	Government National Mortgage Association Series 2012-27 IO(a),(b)		0.2070	04/16/53	118
165,654	Government National Mortgage Association Series 90 AC		2.6000	06/16/58	133,638
93,725	Government National Mortgage Association Series 3 IO(a),(b)		0.6400	02/16/61	4,178
200,000	Government National Mortgage Association Series 4 B		1.9000	02/16/61	106,640
1,267,791	Government National Mortgage Association Series 113 Z		2.0000	09/16/61	600,553
114,227	Government National Mortgage Association Series 2012-H27 AI(a),(b)		1.7470	10/20/62	2,203
7,543,918	Government National Mortgage Association Series 55 IO(a),(b)		0.5650	01/16/63	308,771
1,587,380	Government National Mortgage Association Series 82 Z		2.0000	02/16/64	715,718
213,066	Government National Mortgage Association Series 4 Z		1.9000	03/16/64	81,495
900,000	Government National Mortgage Association Series 91 BW		2.2500	08/16/64	402,823
140,000	Government National Mortgage Association Series 220 E(b)		3.0000	10/16/64	86,885
365,000	Government National Mortgage Association Series 196 BE(b)		3.0000	10/16/64	242,372
685,572	Government National Mortgage Association Series 216 IO(a),(b)		0.7490	07/16/65	38,100
759,581	Government National Mortgage Association Series 2016-H24 AI(a),(b)		2.2980	11/20/66	28,802
847,464	Multifamily Connecticut Avenue Securities Trust Series 2019-01 M10(c),(d)	SOFR30A + 3.364%	7.6860	10/25/49	854,187
					7,344,670
	AUTO LOAN — 1.4%
956,700	CPS Auto Securitization Trust Series 2021-1 A(c)		7.8600	06/16/26	950,433
100,000	SFS Auto Receivables Securitization Trust Series 2023-1A C(c)		5.9700	02/20/31	102,317
4,495,344	United Auto Credit Securitization Trust Series 2022-2 D(c)		6.8400	01/10/28	4,475,392
3,500,000	US Auto Funding Series 2021-1A D(c)		4.3600	03/15/27	75,109
3,979	US Auto Funding Trust Series 2022-1A A(c)		3.9800	04/15/25	3,958
					5,607,209
	CDO — 2.6%
2,907,566	Galleria CDO V Ltd. Series 5A B(c),(d)	TSFR1M + 2.662%	7.2540	09/19/37	2,865,590
3,417,418	Mid Ocean CBO Ltd. Series 2001-1X A1L(d)	TSFR1M + 0.762%	2.3910	11/05/36	267,635
4,718,271	Soloso CDO Ltd. Series 2007-1A A1LA(c),(d)	TSFR3M + 0.522%	4.8060	10/07/37	4,338,398
2,745,563	TruPS Financials Note Securitization Ltd. Series 2019-2A A1(c),(d)	TSFR3M + 2.562%	6.8920	02/28/39	2,745,563
					10,217,186

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 67.8% (Continued)
	CLO — 0.7%
180,000	CarVal CLO XI C Ltd. Series 3A A1(c),(d)	TSFR3M + 1.390%	5.6590	10/20/37	$175,896
500,000	Ellington Clo III Ltd. Series 2018-3A D(c),(d)	TSFR3M + 4.002%	8.2710	07/20/30	511,603
200,000	GC FTPYME Pastor FTA Series 4(d)	EUR003M + 2.400%	4.5430	07/15/45	47,257
197,192	Halcyon Loan Advisors Funding Ltd. Series 2013-2A D(c),(d)	TSFR3M + 4.062%	8.3380	08/01/25	111,414
250,000	Nassau Ltd. Series 2018-IA E(c),(d)	TSFR3M + 6.112%	10.3680	07/15/31	194,016
500,000	Steele Creek Clo Ltd. Series 2018-2A D(c),(d)	TSFR3M + 3.662%	7.9860	08/18/31	500,888
389,464	STWD Ltd. Series 2022-FL3 A(c),(d)	SOFR30A + 1.350%	5.6820	11/15/38	389,089
408,500	STWD Ltd. Series 2022-FL3 C(c),(d)	SOFR30A + 2.200%	6.5320	11/15/38	374,849
120,000	Trestles CLO VII Ltd. Series 7A A1(c),(d)	TSFR3M + 1.380%	5.6620	10/25/37	120,296
500,000	Zais Clo Ltd. Series 2019-13A D1(c),(d)	TSFR3M + 4.782%	9.0380	07/15/32	500,645
					2,925,953
	COLLATERALIZED MORTGAGE OBLIGATIONS — 24.0%
69,619	ABN Amro Mortgage Corporation Series 2003-11 A4		5.5000	10/25/33	69,205
117,488	Adjustable Rate Mortgage Trust Series 2005-7 2A21(b)		4.9420	10/25/35	103,639
447,362	Adjustable Rate Mortgage Trust Series 2005-6A 2A2(d)	TSFR1M + 0.954%	5.2790	11/25/35	124,667
22,619	Alternative Loan Trust Series 1998-4 IIA3(e)		5.3160	08/25/28	22,228
18,394	Alternative Loan Trust Series 2007-9T1		5.5000	05/25/32	9,399
76,279	Alternative Loan Trust Series 2005-J1 3A1		6.5000	08/25/32	75,577
17,774	Alternative Loan Trust Series 2004-J11 3A1		7.2500	08/25/32	18,319
86,662	Alternative Loan Trust Series 2003-J2 A1		6.0000	10/25/33	87,965
77,752	Alternative Loan Trust Series 2003-J3 1A3		5.2500	11/25/33	76,654
13,296	Alternative Loan Trust Series 2003-22CB 1A1		5.7500	12/25/33	13,546
33,670	Alternative Loan Trust Series 2003-J3 2A1		6.2500	12/25/33	36,842
7,683	Alternative Loan Trust Series 2004-16CB 1A1		5.5000	07/25/34	7,754
129,118	Alternative Loan Trust Series 2004-J8 2A1		7.0000	08/25/34	131,931
3,960	Alternative Loan Trust Series 2004-15 1A2(b)		0.0000	09/25/34	3,891
24,562	Alternative Loan Trust Series 2004-J10 2CB1		6.0000	09/25/34	24,805
498,552	Alternative Loan Trust Series 2004-J10 5CB1		5.5000	11/25/34	500,350
257,760	Alternative Loan Trust Series 2004-27CB A1		6.0000	12/25/34	231,542
384,637	Alternative Loan Trust Series 2004-28CB 2A4		5.7500	01/25/35	353,788
30,728	Alternative Loan Trust Series 2004-28CB 6A1		6.0000	01/25/35	28,560
72,377	Alternative Loan Trust Series 2004-28CB 3A1		6.0000	01/25/35	63,862
27,413	Alternative Loan Trust Series 2005-3CB 1A9		5.0000	03/25/35	22,590
112,245	Alternative Loan Trust Series 2005-6CB 1A6		5.5000	04/25/35	95,303

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 67.8% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 24.0% (Continued)
58,174	Alternative Loan Trust Series 2005-14 2A1(d)	TSFR1M + 0.534%	4.8590	05/25/35	$52,425
132,121	Alternative Loan Trust Series 2005-J8 1A5		5.5000	07/25/35	91,219
146,119	Alternative Loan Trust Series 2005-27 2A1(d)	12MTA + 1.350%	5.8470	08/25/35	125,311
37,246	Alternative Loan Trust Series 2005-J11 2A1		6.0000	10/25/35	17,568
28,257	Alternative Loan Trust Series 2005-54CB 1A11		5.5000	11/25/35	21,575
50,775	Alternative Loan Trust Series 2005-J11 1A3		5.5000	11/25/35	27,800
86,105	Alternative Loan Trust Series 2005-61 2A1(d)	TSFR1M + 0.674%	4.9990	12/25/35	77,829
100,374	Alternative Loan Trust Series 2005-72 A3(d)	TSFR1M + 0.714%	5.0390	01/25/36	99,949
104,768	Alternative Loan Trust Series 2006-40T1 2A1		6.0000	12/25/36	28,184
33,800	Alternative Loan Trust Resecuritization Series 2005-12R A3		6.0000	11/25/34	32,685
832,661	Alternative Loan Trust Resecuritization Series 2005-12R A4		6.0000	11/25/34	805,189
367,207	Alternative Loan Trust Resecuritization Series 2008-2R 2A1(b)		4.0860	08/25/37	144,636
92,599	American Home Mortgage Investment Trust Series 2004-1 2M1(d)	TSFR6M + 2.428%	6.5400	04/25/44	87,136
148,022	Banc of America Alternative Loan Trust Series 2003-8 1CB1		5.5000	10/25/33	148,296
91,271	Banc of America Alternative Loan Trust Series 2004-6 3A1		6.0000	07/25/34	90,816
55,275	Banc of America Alternative Loan Trust Series 2007-1 1A1(b)		3.9880	02/25/57	48,215
1,013,007	Banc of America Funding Trust Series 2004-B 3A2(b)		4.7240	12/20/34	830,262
40,733	Banc of America Funding Trust Series 2005-E 8A1(d)	12MTA + 1.430%	5.9270	06/20/35	31,332
1,002,049	Banc of America Funding Trust Series 2010-R3 4A3(b),(c)		6.0000	06/26/36	847,070
75,071	Banc of America Funding Trust Series 2007-2 1A8(a)		6.0000	03/25/37	13,596
174,244	Banc of America Funding Trust Series 2006-H 2A2(b)		5.0550	09/20/46	144,768
683,916	Banc of America Funding Trust Series 2006-I 4A1(b)		4.6210	10/20/46	576,419
16,352	Banc of America Mortgage Trust Series 2002-L 1A1(b)		3.1990	12/25/32	13,648
27,685	Banc of America Mortgage Trust Series 2003-L 2A1(b)		6.6360	01/25/34	26,331
34,268	Banc of America Mortgage Trust Series 2005-E 2A1(b)		5.4270	06/25/35	31,461
40,947	Banc of America Mortgage Trust Series 2005-F 3A1(b)		6.3220	07/25/35	33,944
19,717	Banc of America Mortgage Trust Series 2005-H 2A1(b)		5.7030	09/25/35	16,841
111,421	Banc of America Mortgage Trust Series 2005-L 2A4(b)		5.6840	01/25/36	92,213
426,113	BCAP, LLC Series 2014-RR2 7A2(c),(d)	TSFR1M + 0.314%	3.8280	01/26/38	421,555
1,008,519	BCAP, LLC Trust Series 2011-RR5 12A1(c),(e)		4.4520	03/26/37	1,000,097
685,629	BCAP, LLC Trust Series 2011-RR10 1A2(b),(c)		5.0000	03/26/37	523,803
3,423	Bear Stearns ALT-A Trust Series 2004-11 2A1(b)		3.1380	11/25/34	3,203
23,696	Bear Stearns ALT-A Trust Series 2005-4 23A2(b)		5.4910	05/25/35	20,346
594,693	Bear Stearns ARM Trust Series 2003-1 1A1(b)		3.9410	04/25/33	499,283

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 67.8% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 24.0% (Continued)
57,670	Bear Stearns ARM Trust Series 2003-4 B1(b)		6.7180	07/25/33	$52,369
23,146	Bear Stearns ARM Trust Series 2003-5 1A1(b)		7.8750	08/25/33	22,425
4,009	Bear Stearns ARM Trust Series 2003-7 6A(b)		6.3650	10/25/33	3,549
38,145	Bear Stearns ARM Trust Series 2003-8 2A1(b)		5.9490	01/25/34	35,537
92,135	Bear Stearns ARM Trust Series 2004-1 124M(b)		5.3510	04/25/34	80,389
9,039	Bear Stearns ARM Trust Series 2004-1 21A1(b)		6.3430	04/25/34	8,392
83,277	Bear Stearns ARM Trust Series 2004-5(b)		0.0000	07/25/34	70,604
85,780	Bear Stearns ARM Trust Series 2004-6 3A(b)		7.3110	09/25/34	82,172
30,087	Bear Stearns ARM Trust Series 2004-8 2A1(b)		2.1580	11/25/34	26,596
828,760	Bear Stearns ARM Trust Series 2004-8 13A1(b)		2.1580	11/25/34	734,359
37,336	Bear Stearns ARM Trust Series 2004-10 12A5(b)		5.1130	01/25/35	36,172
1,143,183	Bear Stearns ARM Trust Series 2007-3 2A1(b)		4.2370	05/25/47	970,569
582,640	Bear Stearns Asset Backed Securities I Trust Series 2006-AC2 21A6		6.0000	03/25/36	226,709
512,780	Bear Stearns Asset Backed Securities Trust Series 2003-AC7 A1(e)		5.5000	01/25/34	425,141
123,971	Bear Stearns Structured Products Inc Trust Series 2007-R6 1A1(b)		5.0840	01/26/36	92,630
17,410	Bella Vista Mortgage Trust Series 2004-1 1A(d)	TSFR1M + 0.814%	5.1410	11/20/34	17,071
54,764	BlackRock Capital Finance, L.P. Series 1997-R2 1B1(b),(c)		3.5020	12/25/35	46,550
3,311,535	Brean Asset Backed Securities Trust Series 2021-RM1 M1(c)		1.6000	10/25/63	2,745,805
64,412	CDMC Mortgage Pass-Through Certificates Series 2004-4 A8(b)		5.3970	09/25/34	63,615
80,593	CDMC Mortgage Pass-Through Certificates Series 2005-1 A4(b)		5.1050	02/18/35	79,136
872,490	Cendant Mortgage Capital, LLC CDMC Mort Pas Thr Ce Series 2004-1A7		5.5000	02/25/34	859,137
230,000	CFMT, LLC Series 2022-HB9 M3(b),(c)		3.2500	09/25/37	212,014
88,145	Chase Home Lending Mortgage Trust Series 2019-1 B4(b),(c)		3.8850	03/25/50	76,527
110,566	Chase Mortgage Finance Trust Series 2004-S2 2A4		5.5000	02/25/34	109,866
246,708	Chase Mortgage Finance Trust Series 2006-A1 2A3(b)		5.7030	09/25/36	208,052
475,569	Chase Mortgage Finance Trust Series 2007-S3 AP(f)		0.0000	05/25/37	4,592
266,170	Chase Mortgage Finance Trust Series 2007-S3 1A17(a)		4.0000	05/25/37	61,084
313,624	Chevy Chase Funding, LLC Mortgage-Backed Series 2004-3A A1(c),(d)	TSFR1M + 0.364%	4.6890	08/25/35	302,182
159,512	Chevy Chase Funding, LLC Mortgage-Backed Series 2005-4A A2(c),(d)	TSFR1M + 0.364%	4.6890	10/25/36	117,134
340,207	CHL Mortgage Pass-Through Trust Series 2002-19 1A1		6.2500	11/25/32	286,470
73,521	CHL Mortgage Pass-Through Trust Series 2002-39 A37		5.7500	02/25/33	69,776
100,321	CHL Mortgage Pass-Through Trust Series 2003-60 2A1(b)		6.4910	02/25/34	87,206
22,505	CHL Mortgage Pass-Through Trust Series 2004-3 A4		5.7500	04/25/34	22,239
49,790	CHL Mortgage Pass-Through Trust Series 2004-5 2A9		5.2500	05/25/34	50,196

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 67.8% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 24.0% (Continued)
55,811	CHL Mortgage Pass-Through Trust Series 2004-5 2A2		5.5000	05/25/34	$56,812
45,592	CHL Mortgage Pass-Through Trust Series 2004-6 2A1(b)		5.8390	05/25/34	44,433
18,795	CHL Mortgage Pass-Through Trust Series 2004-HYB2 2A(b)		6.9910	07/20/34	17,929
95,334	CHL Mortgage Pass-Through Trust Series 2004-J5 A4		5.5000	07/25/34	95,060
35,839	CHL Mortgage Pass-Through Trust Series 2004-14 4A1(b)		6.5450	08/25/34	33,516
50,384	CHL Mortgage Pass-Through Trust Series 2004-J9 2A6		5.5000	01/25/35	48,878
41,493	CHL Mortgage Pass-Through Trust Series 2004-HYB5 6A2(b)		5.8220	04/20/35	38,040
407,029	CHL Mortgage Pass-Through Trust Series 2005-14 A2		5.5000	07/25/35	150,553
2,971,184	CHL Mortgage Pass-Through Trust Series 2005-14 A1		6.0000	07/25/35	1,234,314
487,357	CHL Mortgage Pass-Through Trust Series 2005-J2 3A12		5.0000	08/25/35	297,508
122,329	CHL Mortgage Pass-Through Trust Series 2006-J1 3A1		6.0000	02/25/36	43,971
76,200	CHL Mortgage Pass-Through Trust Series 2007-HY1 2A1(b)		4.3730	03/25/37	68,402
288,688	CHL Mortgage Pass-Through Trust Series 2007-15 2A2		6.5000	09/25/37	103,365
250,000	CHNGE Mortgage Trust Series 2023-1 M1(b),(c)		8.1650	03/25/58	254,013
225,000	CHNGE Mortgage Trust Series 2022-2 B2(b),(c)		4.6080	03/25/67	147,035
97,791	Citicorp Mortgage Securities REMIC Pass-Through Series 2005-4 1A5		5.5000	07/25/35	95,521
24,033	Citicorp Mortgage Securities Trust Series 2006-3 1A9		5.7500	06/25/36	19,350
35,259	Citicorp Mortgage Securities Trust Series 2006-6 A4		6.0000	11/25/36	35,558
67,556	Citicorp Mortgage Securities Trust Series 2007-2 APO(f)		0.0000	02/25/37	35,357
169,047	Citicorp Mortgage Securities Trust Series 2007-4 1A5		6.0000	05/25/37	146,889
84,232	Citigroup Global Markets Mortgage Securities VII, Series 1997-HUD2 B2(b)		6.6470	11/25/27	48
3,514	Citigroup Global Markets Mortgage Securities VII, Series 2002-HYB1 B2(b)		7.7320	09/25/32	3,318
142,676	Citigroup Mortgage Loan Trust Series 2009-10 6A2(b),(c)		7.3110	09/25/34	129,490
139,960	Citigroup Mortgage Loan Trust Series 2009-4 7A5(b),(c)		5.4800	05/25/35	132,146
24,218	Citigroup Mortgage Loan Trust Series 2014-10 4A1(b),(c)		4.6100	02/25/37	24,109
5	Citigroup Mortgage Loan Trust Series 2010-9 5A3(c),(e)		5.7020	03/25/37	5
35,907	Citigroup Mortgage Loan Trust Series 2015-RP2 A(c)		4.2500	01/25/53	33,503
300,000	Citigroup Mortgage Loan Trust Series 2020-EXP1 B1(b),(c)		4.4670	05/25/60	250,464
1,268,919	Citigroup Mortgage Loan Trust Inc Mortgage Series 7 2A2A(b)		7.0900	09/25/35	953,803
10,071	Citigroup Mortgage Loan Trust, Inc. Series 2003-1 3A4		5.2500	09/25/33	9,466
36,127	Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2 1CB2		6.7500	08/25/34	36,827
16,794	Citigroup Mortgage Loan Trust, Inc. Series 2004-UST1 A6(b)		7.5350	08/25/34	15,066
53,302	Citigroup Mortgage Loan Trust, Inc. Series 2004-UST1 A4(b)		7.7150	08/25/34	47,820

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 67.8% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 24.0% (Continued)
34,053	Citigroup Mortgage Loan Trust, Inc. Series 2005-2 2A11		5.5000	05/25/35	$33,772
28,160	COLT Funding, LLC Series 2021-3R A2(b),(c)		1.2570	12/25/64	24,541
422,000	COLT Mortgage Loan Trust Series 2020-2 M1(b),(c)		5.2500	03/25/65	421,135
120,000	Connecticut Avenue Securities Trust Series 2022-R01 1B1(c),(d)	SOFR30A + 3.150%	7.4720	12/25/41	123,027
109,665	Credit Suisse First Boston Mortgage Securities Series 2001-26 5A1(b)		3.9160	11/25/31	109,714
219,062	Credit Suisse First Boston Mortgage Securities Series 2002-NP14 M1(c),(d)	TSFR1M + 2.302%	4.7440	11/25/31	101,294
58,069	Credit Suisse First Boston Mortgage Securities Series 2003-11 1A31		5.5000	06/25/33	58,025
292,722	Credit Suisse First Boston Mortgage Securities Series 2003-19 1A19		5.2500	07/25/33	293,975
19,390	Credit Suisse First Boston Mortgage Securities Series 2003-21 1A4		5.2500	09/25/33	18,740
43,398	Credit Suisse First Boston Mortgage Securities Series 2003-25 1A8		5.5000	10/25/33	42,334
130,194	Credit Suisse First Boston Mortgage Securities Series 2003-25 1A11		5.5000	10/25/33	127,146
134,687	Credit Suisse First Boston Mortgage Securities Series 2004-6 1A3		5.5000	10/25/34	129,096
102,955	Credit Suisse First Boston Mortgage Securities Series 2005-8 9A9(d)	TSFR1M + 0.764%	5.0890	09/25/35	68,532
5,706	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-10 2A1		5.2500	01/01/25	—
371,295	CSFB Mortgage-Backed Pass-Through Certificates Series 2002-9 1A2		7.5000	03/25/32	333,525
76,526	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-AR24 3A1(b)		6.4280	10/25/33	73,419
58,320	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27 4A4		5.7500	11/25/33	57,163
359,259	CSFB Mortgage-Backed Pass-Through Certificates Series 2004-4 1A5		6.0000	08/25/34	342,699
14,772	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-3 7A5		5.7500	07/25/35	14,795
2,138,139	CSMC Trust Series 2014-10R 1A2(b),(c)		7.5940	05/27/36	532,556
309,602	CSMC Trust Series 2007-5R A5		6.5000	07/26/36	65,535
829,208	CSMC Trust Series 2015-6R 9A3(b),(c)		11.8960	11/27/36	802,759
22,967	CSMC Trust Series 2014-2R 28A1(b),(c)		3.0000	06/27/37	21,319
31,729	CSMC Trust Series 2010-18R 4A4(b),(c)		3.5000	04/26/38	31,252
103,400	CSMC Trust Series 2013-7 A2(b),(c)		3.0000	08/25/43	87,451
279,423	CSMC Trust Series 2021-RPL2 M3(b),(c)		3.6150	01/25/60	182,558
423,818	Deutsche Alt-B Securities Mortgage Loan Trust Series AB1 PO(f)		0.0000	04/25/37	203,487
27,411	Deutsche Mortgage Sec Inc Mort Loan Tr Series 2004-1 1A1		5.5000	09/25/33	27,685
2,415,489	Deutsche Mortgage Securities Inc Mortgage Loan Series PR1 5AF4(c),(d)	TSFR1M + 0.454%	4.7830	04/15/36	2,151,784
282,362	DSLA Mortgage Loan Trust Series 2004-AR4 2A1A(d)	TSFR1M + 0.834%	5.1610	01/19/45	214,434
135,608	DSLA Mortgage Loan Trust Series 2005-AR5 2A1A(d)	TSFR1M + 0.774%	5.1010	09/19/45	68,950
400,000	Ellington Financial Mortgage Trust Series 2022-1 B2(b),(c)		3.8710	01/25/67	271,985
562,362	Fannie Mae Grantor Trust Series 2004-T5 AB1(b)		4.5270	05/28/35	524,288

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 67.8% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 24.0% (Continued)
103,335	Fannie Mae REMIC Trust Series 2004-W14 3A		8.0000	07/25/44	$106,235
75,204	Fannie Mae REMICS Series 26 A1		7.0000	01/25/48	75,934
157,165	Fannie Mae Trust Series 2005-W3 3A(b)		4.6390	04/25/45	155,130
41,117	Financial Asset Securities Corp AAA Trust Series 2005-2 A3(c),(d)	TSFR1M + 0.414%	4.7350	11/26/35	34,063
111,812	First Horizon Alternative Mortgage Securities Series 2004-AA1 A1(b)		5.8800	06/25/34	111,532
7,316	First Horizon Alternative Mortgage Securities Series 2004-AA3 A1(b)		5.1730	09/25/34	7,429
16,453	First Horizon Alternative Mortgage Securities(b)		5.2300	10/25/34	15,547
47,380	First Horizon Alternative Mortgage Securities Series AA7 2A2(b)		5.9110	02/25/35	41,484
71,595	First Horizon Alternative Mortgage Securities Series 2007-FA4 1A8		6.2500	08/25/37	25,946
29,935	First Horizon Mortgage Pass-Through Trust Series 2005-AR5 3A1(b)		0.0000	10/25/35	—
501	First Horizon Mortgage Pass-Through Trust Series 2005-AR5 1A1(b)		0.0000	11/25/35	3
92,693	First Horizon Mortgage Pass-Through Trust Series 2006-AR3 1A1(b)		4.2230	11/25/36	43,619
216,290	First Horizon Mortgage Pass-Through Trust Series 2007-AR3 1A1(b)		4.8930	11/25/37	80,445
330,481	Flagstar Mortgage Trust Series 2018-3INV B4(b),(c)		4.4450	05/25/48	288,690
262,025	Flagstar Mortgage Trust Series 2019-2 B3(b),(c)		4.0000	12/25/49	214,917
92,786	Flagstar Mortgage Trust Series 2021-13IN B5(b),(c)		3.3550	12/30/51	61,971
52,840	Freddie Mac REMICS Series 4203 PS(a),(d)	-1(SOFR30A + 0.114%) + 6.250%	1.8030	09/15/42	3,741
1,000,000	Freddie Mac STACR Trust Series 2019-DNA3 B2(c),(d)	SOFR30A + 8.264%	12.5860	07/25/49	1,141,914
93,663	Freddie Mac Structured Pass-Through Certificates Series 60 2A1(b)		4.2980	03/25/44	88,340
115,936	Freddie Mac Structured Pass-Through Certificates Series T-61 1A1(d)	12MTA + 1.400%	5.9750	07/25/44	111,812
136,583	Freddie Mac Structured Pass-Through Certificates Series T-62 1A1(d)	12MTA + 1.200%	5.7750	10/25/44	124,876
18,466	Galton Funding Mortgage Trust Series 2017-1 A22(b),(c)		3.0000	07/25/56	15,388
99,617	GCAT Trust Series 2024-INV1 1A2(b),(c)		5.5000	01/25/54	98,085
488,835	Global Mortgage Securitization Ltd. Series 2004-A A3(b),(c)		8.3990	11/25/32	488,250
66,199	GMACM Mortgage Loan Trust Series 2004-J2 A8		5.7500	06/25/34	66,062
1,468,727	GMACM Mortgage Loan Trust Series 2005-AR5 4A1(b)		5.3580	09/19/35	1,326,519
103,249	GMACM Mortgage Loan Trust Series 2006-AR1 1A1(b)		3.9390	04/19/36	82,053
102,096	GS Mortgage Securities Corporation II Series 2000-1A A(c),(d)	TSFR1M + 0.464%	5.4250	03/30/33	95,743
401,423	GS Mortgage-Backed Securities Corp Trust Series 2019-PJ1 B3(b),(c)		4.0210	08/25/49	325,653
15,538	GSMPS Mortgage Loan Trust Series 1998-1 A(b),(c)		8.0000	09/19/27	13,539
822,003	GSMPS Mortgage Loan Trust Series 2000-1 A(b),(c)		8.5000	06/19/29	794,954
93,491	GSMPS Mortgage Loan Trust Series 2004-2R A(b),(c)		7.1390	02/25/34	16,127
880,746	GSMPS Mortgage Loan Trust Series 2004-4 1AF(c),(d)	TSFR1M + 0.514%	4.8390	06/25/34	790,645
1,482,706	GSMPS Mortgage Loan Trust Series 2004-4 1A2(c)		7.5000	06/25/34	1,468,534

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 67.8% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 24.0% (Continued)
285,051	GSMPS Mortgage Loan Trust Series 2004-4 1A3(c)		8.0000	06/25/34	$281,417
27,089	GSMPS Mortgage Loan Trust Series 2005-RP2 1AF(c),(d)	TSFR1M + 0.464%	4.7890	03/25/35	25,423
146,375	GSMPS Mortgage Loan Trust Series 2005-RP3 1AF(c),(d)	TSFR1M + 0.464%	4.7890	09/25/35	120,844
102,179	GSMPS Mortgage Loan Trust Series 2006-RP1 1A2(c)		7.5000	01/25/36	91,055
783,063	GSMSC Pass-Through Trust Series 2008-2R 2A1(b),(c)		7.5000	10/25/36	81,397
67,678	GSR Mortgage Loan Trust Series 2003-3F 1A6		6.0000	04/25/33	67,834
108,327	GSR Mortgage Loan Trust Series 2004-7 1A1(b)		5.0530	06/25/34	97,104
557,965	GSR Mortgage Loan Trust Series 2004-12 1B1(d)	TSFR1M + 0.714%	5.0390	12/25/34	119,481
37,656	GSR Mortgage Loan Trust Series 2005-4F 6A1		6.5000	02/25/35	36,620
13,780	GSR Mortgage Loan Trust Series 2005-AR3 2A1(d)	TSFR1M + 0.554%	4.8790	05/25/35	10,743
24,869	GSR Mortgage Loan Trust Series 2005-AR3 1A1(d)	TSFR1M + 0.554%	4.8790	05/25/35	21,901
2,875	GSR Mortgage Loan Trust Series 2005-6F 1A7		5.2500	07/25/35	2,648
527,985	GSR Mortgage Loan Trust Series 2005-AR4 2A1(b)		6.6510	07/25/35	272,921
27,458	GSR Mortgage Loan Trust Series 2005-8F 3A4		6.0000	11/25/35	9,086
106,734	GSR Mortgage Loan Trust Series 2006-1F 2A16		6.0000	02/25/36	45,169
2,339,945	GSR Mortgage Loan Trust Series 2006-10F 4A1(d)	TSFR1M + 0.464%	4.7890	01/25/37	332,883
70,956	GSR Mortgage Loan Trust Series 2007-AR2 2A1(b)		5.3250	05/25/37	37,272
151,820	HarborView Mortgage Loan Trust Series 2003-1 A(b)		5.3120	05/19/33	132,493
956,341	HarborView Mortgage Loan Trust Series 2004-7 4A(b)		5.6170	11/19/34	861,831
94,924	HarborView Mortgage Loan Trust Series 2005-4 3A1(b)		4.8540	07/19/35	67,033
8,875	HomeBanc Mortgage Trust Series 2005-3 M3(d)	TSFR1M + 0.879%	5.2040	07/25/35	8,878
161,199	HSI Asset Loan Obligation Trust Series 2007-AR1 4A1(b)		5.1060	01/25/37	123,133
202,112	HSI Asset Loan Obligation Trust Series 2007-1 2A12		6.5000	06/25/37	75,065
153,538	HSI Asset Loan Obligation Trust Series 2007-AR2 4A1(b)		5.2660	09/25/37	115,026
254,626	Hundred Acre Wood Trust Series 2021-INV1 B1(b),(c)		3.2330	07/25/51	219,659
160,583	Hundred Acre Wood Trust Series 2021-INV1 B2(b),(c)		3.2330	07/25/51	131,621
133,940	Hundred Acre Wood Trust Series 2021-INV3 B3(b),(c)		3.3200	12/25/51	103,511
34,084	Impac CMB Trust Series 2003-2F M2(e)		6.5700	01/25/33	33,937
43,851	Impac CMB Trust Series 2003-4 3M2(e)		5.7290	07/25/33	43,233
18,760	Impac CMB Trust Series 2004-7 M4(d)	TSFR1M + 1.914%	6.2390	11/25/34	18,901
26,426	Impac CMB Trust Series 2004-10 3M2(d)	TSFR1M + 0.999%	5.3240	03/25/35	24,059
26,799	Impac CMB Trust Series 2004-10 3M3(d)	TSFR1M + 1.089%	5.4140	03/25/35	25,049
22,595	Impac CMB Trust Series 2005-2 2B(d)	TSFR1M + 2.589%	6.9140	04/25/35	22,648
171,911	Impac CMB Trust Series 2005-4 2M1(d)	TSFR1M + 0.614%	5.1890	05/25/35	163,822

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 67.8% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 24.0% (Continued)
437,261	Impac CMB Trust Series 2005-4 2M2(d)	TSFR1M + 0.864%	5.5640	05/25/35	$429,275
409,272	Impac CMB Trust Series 2005-8 2M1(d)	TSFR1M + 0.864%	5.1890	02/25/36	383,353
88,786	Impac CMB Trust Series 2005-8 2M3(d)	TSFR1M + 2.364%	6.6890	02/25/36	87,783
80,174	Impac CMB Trust Series 2005-8 2B(d)	TSFR1M + 2.364%	6.6890	02/25/36	77,958
173,015	Impac Secured Assets CMN Owner Trust Series 2003-2 A2		6.0000	08/25/33	136,135
77,923	Impac Secured Assets Trust Series 2006-1 2A1(d)	TSFR1M + 0.814%	5.1390	05/25/36	74,958
858,943	IndyMac INDA Mortgage Loan Trust Series 2006-AR1 A2(d)	TSFR1M + 0.714%	5.0390	08/25/36	633,865
17,454	IndyMac INDX Mortgage Loan Trust Series 2004-AR11 2A(b)		4.6020	12/25/34	15,415
205,138	IndyMac INDX Mortgage Loan Trust Series 2004-AR15 3A1(b)		4.9580	02/25/35	184,482
197,289	IndyMac INDX Mortgage Loan Trust Series 2005-AR8 2A1A(d)	TSFR1M + 0.574%	4.8990	04/25/35	170,210
185,933	IndyMac INDX Mortgage Loan Trust Series 2005-AR13 1A1(b)		4.1790	08/25/35	80,175
244,756	JP Morgan Alternative Loan Trust Series 2005-S1 1A8(a),(d)	TSFR1M + 7.036%	2.7110	12/25/35	25,335
763,517	JP Morgan Alternative Loan Trust Series A1 1A2(d)	TSFR1M + 0.714%	5.0390	03/25/36	608,706
921,478	JP Morgan Alternative Loan Trust Series 2008-R4 1A1(c)		6.0000	12/27/36	451,901
100,000	JP Morgan Chase Commercial Mortgage Securities Series UES B(c)		4.1420	05/05/32	89,502
318,017	JP Morgan MBS Series 2006-R1 6A1(b),(c)		4.6420	09/28/44	240,578
19,893	JP Morgan Mortgage Trust Series 2006-A2 5A4(b)		7.1120	11/25/33	18,517
4,675	JP Morgan Mortgage Trust Series 2004-A3 3A3(b)		6.0150	07/25/34	4,447
19,880	JP Morgan Mortgage Trust Series 2004-S2 4A5		6.0000	11/25/34	18,214
23,166	JP Morgan Mortgage Trust Series 2005-A7 1A4(b)		5.9880	10/25/35	22,533
197,387	JP Morgan Mortgage Trust Series 2008-R2 2A(b),(c)		5.5000	12/27/35	166,343
821,851	JP Morgan Mortgage Trust Series 2005-S3 1A22		5.5000	01/25/36	344,206
13,136	JP Morgan Mortgage Trust Series 2006-A4 3A1(b)		4.5600	06/25/36	8,735
125,154	JP Morgan Mortgage Trust Series 2006-A7 2A1R(b)		4.5550	01/25/37	91,894
152,416	JP Morgan Mortgage Trust Series 2006-A7 2A4R(b)		4.5550	01/25/37	114,288
17,725	JP Morgan Mortgage Trust Series 2018-8 A3(b),(c)		4.0000	01/25/49	15,907
173,513	JP Morgan Mortgage Trust Series 2019-8 B4(b),(c)		4.1440	03/25/50	150,209
105,480	JP Morgan Tax-Emept Pass-Through Trust Series 2012-3 A(b),(c)		3.0000	10/27/42	95,877
135,397	JPMorgan Chase Bank NA - CHASE Series 2020-CL1 M3(d)	TSFR1M + 3.464%	7.7890	10/25/57	140,461
2,470,278	La Hipotecaria Panamanian Mortgage Trust Series 2021-1 GA(c)		4.3500	07/13/52	2,240,188
120,590	Lehman Mortgage Trust Series 2006-2 2A3		5.7500	04/25/36	119,809
39,773	MASTR Adjustable Rate Mortgages Trust Series 2003-1 2A1(b)		4.6500	12/25/32	36,832
16,143	MASTR Adjustable Rate Mortgages Trust Series 2003-2 4A1(b)		5.3880	07/25/33	14,969
30,479	MASTR Adjustable Rate Mortgages Trust Series 2003-6 2A1(b)		5.5850	12/25/33	28,189

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 67.8% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 24.0% (Continued)
16,422	MASTR Adjustable Rate Mortgages Trust Series 2003-6 7A1(b)		6.8750	12/25/33	$16,388
34,092	MASTR Adjustable Rate Mortgages Trust Series 2003-7 B1(b)		7.4650	01/25/34	32,751
940	MASTR Adjustable Rate Mortgages Trust Series 2004-4 1A1(b)		6.8270	04/25/34	880
26,711	MASTR Adjustable Rate Mortgages Trust Series 2004-10(b)		5.9660	10/25/34	21,725
160,102	MASTR Adjustable Rate Mortgages Trust Series 2004-15 4A1(b)		5.1080	12/25/34	158,307
222,172	MASTR Adjustable Rate Mortgages Trust Series 2005-7 3A1(b)		3.5990	09/25/35	133,196
90,962	MASTR Adjustable Rate Mortgages Trust Series 2006-2 5A1(b)		4.5940	05/25/36	26,226
92,388	MASTR Alternative Loan Trust Series 2003-3 B2(b)		6.1640	05/25/33	85,045
483,186	MASTR Alternative Loan Trust Series 2003-5 8A1		5.5000	06/25/33	476,722
40,980	MASTR Alternative Loan Trust Series 2003-7 6A1		6.5000	12/25/33	41,108
93,891	MASTR Alternative Loan Trust Series 2004-1 2A1		7.0000	01/25/34	91,889
113,318	MASTR Alternative Loan Trust Series 2004-1 4A1		5.5000	02/25/34	110,997
45,604	MASTR Alternative Loan Trust Series 2004-3 2A1		6.2500	04/25/34	46,919
180,240	MASTR Alternative Loan Trust Series 2004-3 6A1		6.5000	04/25/34	178,178
19,991	MASTR Alternative Loan Trust Series 2004-4 1A1		5.5000	05/25/34	19,493
49,672	MASTR Alternative Loan Trust Series 2004-7 10A1		6.0000	06/25/34	48,923
35,297	MASTR Alternative Loan Trust Series 2004-6 10A1		6.0000	07/25/34	34,216
149,284	MASTR Alternative Loan Trust Series 2004-6 7A1		6.0000	07/25/34	145,196
607,609	MASTR Alternative Loan Trust Series 2004-6 6A1		6.5000	07/25/34	614,718
716,154	MASTR Alternative Loan Trust Series 2004-7 9A1		6.0000	08/25/34	727,941
1,589,853	MASTR Alternative Loan Trust Series 2004-13 10A3		5.7500	01/25/35	1,339,012
23,130	MASTR Alternative Loan Trust Series 2007-1 30PO(f)		0.0000	10/25/36	12,606
300,341	MASTR Alternative Loan Trust Series 2005-2 6A1		5.0000	03/25/43	221,728
866,079	MASTR Alternative Loan Trust Series 2007-HF1 4PO(f)		0.0000	10/25/47	9
15,237	MASTR Asset Securitization Trust Series 2003-12 6A1		5.0000	12/25/33	14,735
43,787	MASTR Asset Securitization Trust Series 2003-11 9A6		5.2500	12/25/33	43,801
55,322	MASTR Asset Securitization Trust Series 2003-11 7A5		5.2500	12/25/33	54,258
3,405	MASTR Asset Securitization Trust Series 2003-11 2A10		5.5000	12/25/33	3,379
162,908	MASTR Asset Securitization Trust Series 2003-11 8A1		5.5000	12/25/33	144,628
6,587	MASTR Asset Securitization Trust Series 2004-1 1A12		5.5000	02/25/34	6,459
2,156,282	MASTR Asset Securitization Trust Series 2004-9 4A1		6.0000	09/25/34	1,501,353
56,722	MASTR Asset Securitization Trust Series 2005-1 2A9		5.5000	05/25/35	43,971
4,115,543	MASTR Asset Securitization Trust Series 2006-2 2A2(d)	TSFR1M + 0.614%	4.9390	06/25/36	810,743
2,174,712	MASTR Asset Securitization Trust Series 2006-3 2A1(d)	TSFR1M + 0.564%	4.8890	10/25/36	337,620

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 67.8% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 24.0% (Continued)
15,404	MASTR Reperforming Loan Trust Series 2005-2 1A4(c)		8.0000	05/25/35	$11,054
120,266	MASTR Reperforming Loan Trust Series 2006-2 2A1(b),(c)		3.7740	05/25/36	110,768
14,296	MASTR Seasoned Securitization Trust Series 2005-1 3A1(b)		5.0210	10/25/32	12,012
48,510	MASTR Seasoned Securitization Trust Series 2004-1 4A1(b)		7.5620	10/25/32	44,572
327,013	MASTR Seasoned Securitization Trust Series 2003-1 2A1		6.0000	02/25/33	324,662
880,000	Mello Mortgage Capital Acceptance Series 2018-MTG2 B5(b),(c)		4.3140	10/25/48	637,570
537,345	Mello Mortgage Capital Acceptance Series 2021-MTG1 B1(b),(c)		2.6510	04/25/51	433,170
315,542	Merrill Lynch Alternative Note Asset Trust Series Series A2 A3B(d)	TSFR1M + 0.514%	4.8390	03/25/37	70,662
28,404	Merrill Lynch Mortgage Investors Trust Series 2003-A6 1A(b)		6.6360	09/25/33	27,229
100,987	Merrill Lynch Mortgage Investors Trust MLCC Series 2004-HB1(b)		4.0530	04/25/29	87,700
183,884	Merrill Lynch Mortgage Investors Trust MLCC Series B B1(d)	TSFR1M + 0.714%	5.0390	07/25/30	163,229
39,983	Merrill Lynch Mortgage Investors Trust MLCC Series 2007-3 2A2(b)		4.0320	09/25/37	30,887
25,689	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A4 3A(b)		7.1590	05/25/33	24,103
149,775	Merrill Lynch Mortgage Investors Trust MLMI Series 2005-A4 1A(b)		5.4580	07/25/35	56,462
147,324	Merrill Lynch Mortgage Investors Trust Series Series A1 1A1(b)		5.0010	03/25/36	86,596
42,046	Morgan Stanley Dean Witter Capital I Inc Trust Series 2003-HYB1 A3(b)		5.4920	03/25/33	37,889
91,360	Morgan Stanley Mortgage Loan Trust Series 2006-7 1A		5.0000	04/24/26	74,969
9,962	Morgan Stanley Mortgage Loan Trust Series 2004-2AR 2A(b)		6.0360	02/25/34	9,553
18,660	Morgan Stanley Mortgage Loan Trust Series 2004-8AR 2A(b)		4.4640	10/25/34	16,994
15,177	Morgan Stanley Mortgage Loan Trust Series 2004-8AR 4A1(b)		5.7860	10/25/34	13,452
9,527	Morgan Stanley Mortgage Loan Trust Series 2004-10AR 2A2(b)		5.6390	11/25/34	9,012
580,538	Morgan Stanley Mortgage Loan Trust Series 2005-1 4A1(d)	TSFR1M + 0.414%	4.7390	03/25/35	546,243
73,882	Morgan Stanley Mortgage Loan Trust Series 2005-10 5A1		6.0000	12/25/35	27,035
9,694	Morgan Stanley Mortgage Loan Trust Series 2006-8AR 4A2(b)		6.6250	06/25/36	8,555
1,000,000	Morgan Stanley Residential Mortgage Loan Trust Series NQM1 B1(b),(c)		7.4150	09/25/68	994,442
1,221,439	Mortgage Equity Conversion Asset Trust Series 2007-FF2 A(c),(d)	H15T1Y + 0.470%	4.6200	02/25/42	1,205,904
97,731	MortgageIT Trust Series 2004-2 B2(d)	TSFR1M + 3.339%	7.6640	12/25/34	97,363
162,561	MortgageIT Trust Series 2005-3 M2(d)	TSFR1M + 0.909%	5.2340	08/25/35	157,001
82,333	MRFC Mortgage Pass-Through Trust Series 2000-TBC3 B4(b),(c)		5.3690	12/15/30	76,808
525,329	National City Mortgage Capital Trust Series 2008-1 2A1		6.0000	03/25/38	528,136
25,619	National City Mortgage Capital Trust Series 2008-1 2A2		6.0000	03/25/38	25,754
720,000	New Residential Mortgage Loan Trust Series 2020-RPL1 B3(b),(c)		3.8480	11/25/59	518,779
124,860	Nomura Asset Acceptance Corp Alternative Loan Series 2004-R1 A2(c)		7.5000	03/25/34	116,309
404,840	Nomura Asset Acceptance Corp Alternative Loan Series 2005-AR3 1A1(d)	TSFR1M + 0.634%	4.9590	07/25/35	326,121

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 67.8% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 24.0% (Continued)
388,514	Nomura Asset Acceptance Corp Alternative Loan Series AF1 4A1(b)		6.9780	06/25/36	$350,399
68,090	Nomura Asset Acceptance Corp Alternative Loan Series 2007-1 1A3(e)		6.4570	03/25/47	63,514
3,401,647	Ocwen Residential MBS Corporation Series 1998-R3 AWAC(b),(c)		0.0000	09/25/38	110,554
70,011	Ocwen Residential MBS Corporation Series 1999-R2 B2(b),(c)		0.5110	06/25/39	28,362
318,511	PHHMC Series Trust Series 2005-4 A8(b)		5.8590	07/18/35	310,558
312,469	Prime Mortgage Trust Series 2003-3 A9		5.5000	01/25/34	308,107
436,042	Provident Funding Mortgage Trust Series 2020-1 B3(b),(c)		3.2390	02/25/50	362,814
12,828	RAAC Series Trust Series 2005-SP1 4A1		7.0000	09/25/34	12,750
103,628	RALI Series Trust Series 2005-QA12 CB1(b)		5.8780	12/25/35	40,291
259,658	RAMP Series Trust Series 2002-SL1 AII4(b)		4.5460	06/25/32	234,995
9,385	RBSGC Mortgage Loan Trust Series 2007-B 3B1(b)		5.6230	01/25/37	9,226
267,246	RBSGC Structured Trust Series 2008-A A1(b),(c)		5.5000	11/25/35	223,133
4,920,251	RBSSP Resecuritization Trust Series 2013-5 2A2(b),(c)		5.0310	07/26/33	4,157,612
8,136,768	RBSSP Resecuritization Trust Series 2009-12 19A2(b),(c)		4.6750	12/25/35	5,665,224
99,168	Reperforming Loan REMIC Trust Series 2003-R4 2A(b),(c)		4.7460	01/25/34	84,868
12,313	Reperforming Loan REMIC Trust Series 2004-R1 2A(c)		6.5000	11/25/34	11,921
6,439	Reperforming Loan REMIC Trust Series 2005-R2 2A4(c)		8.5000	06/25/35	6,448
60,877	Reperforming Loan REMIC Trust Series 2006-R2 AF1(c),(d)	TSFR1M + 0.534%	4.8590	07/25/36	55,137
116,135	Resecuritization Pass-Through Trust Series 2005-8R A5		6.0000	10/25/34	115,262
1,227,347	Residential Asset Securitization Trust Series 2003-A9 A3(d)	TSFR1M + 0.664%	4.9890	08/25/33	1,138,632
385,863	Residential Asset Securitization Trust Series 2003-A10 A5		5.2500	09/25/33	366,618
5,210,000	RMF Buyout Issuance Trust Series 2022-HB1 M3(b),(c)		4.5000	04/25/32	4,638,341
223,669	RMF Proprietary Issuance Trust Series 2022-1 A1(b),(c)		3.0000	01/25/62	197,527
1,000,000	RMF Proprietary Issuance Trust Series 2022-1 M1(b),(c)		3.0000	01/25/62	885,219
223,269	RMF Proprietary Issuance Trust Series 2022-3 A(b),(c)		4.0000	08/25/62	192,980
1,414	Ryland Mortgage Securities Corporation Series 1994-1 B(b)		0.0000	04/29/30	—
4,349,000	SBALR Commercial Mortgage Trust Series 2020-RR1 C(b),(c)		3.9790	02/13/53	2,862,605
45,794	Seasoned Credit Risk Transfer Trust Series 2017-3 B(f)		0.0000	07/25/56	6,303
242,500	Sequoia Mortgage Trust Series 2003-4 1A1(d)	TSFR1M + 0.734%	5.0590	07/20/33	214,080
24,581	Sequoia Mortgage Trust Series 2004-10 A1A(d)	TSFR1M + 0.734%	5.0590	11/20/34	23,114
35,395	Sequoia Mortgage Trust Series 2004-10 A3B(d)	TSFR6M + 1.208%	5.3360	11/20/34	29,542
44,475	Sequoia Mortgage Trust Series 2005-2 A1(d)	TSFR1M + 0.554%	4.8790	03/20/35	39,552
274,888	Sequoia Mortgage Trust Series 2005-3 B1(d)	TSFR1M + 0.669%	4.9940	05/20/35	175,089
276,380	Sequoia Mortgage Trust Series 2007-4 1A1(d)	TSFR1M + 0.894%	5.2190	01/20/36	187,357

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 67.8% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 24.0% (Continued)
251,055	Sequoia Mortgage Trust Series 2007-2 1B1(d)	TSFR1M + 0.714%	5.0390	06/20/36	$203,895
137,644	Sequoia Mortgage Trust Series 2007-3 1A1(d)	TSFR1M + 0.514%	4.8390	07/20/36	119,271
92,739	Sequoia Mortgage Trust Series 2013-6 B1(b),(c)		3.5260	05/25/43	90,492
233,655	Sequoia Mortgage Trust Series 2014-4 A6(b),(c)		3.5000	11/25/44	214,478
67,396	Sequoia Mortgage Trust Series 2017-1 B3(b),(c)		3.6030	02/25/47	49,641
68,592	Shellpoint Co-Originator Trust Series 2017-1 B4(b),(c)		3.6000	04/25/47	47,825
100,000	Spruce Hill Mortgage Loan Trust Series 2020-SH1 B2(b),(c)		4.6760	01/28/50	87,357
485,520	STARM Mortgage Loan Trust Series 2007-4 3A1(b)		5.0290	10/25/37	401,589
39,820	Structured Adjustable Rate Mortgage Loan Trust Series 2004-2 4A1(b)		5.3860	03/25/34	36,506
249,861	Structured Adjustable Rate Mortgage Loan Trust Series 2004-17 A1(b)		4.6940	11/25/34	218,011
56,615	Structured Adjustable Rate Mortgage Loan Trust Series 2004-18 1A3(b)		4.9390	12/25/34	50,287
180,816	Structured Adjustable Rate Mortgage Loan Trust Series 2005-4 1A1(b)		4.2980	03/25/35	150,215
322,395	Structured Adjustable Rate Mortgage Loan Trust Series 2005-15 1A1(b)		4.4370	07/25/35	172,684
575,619	Structured Adjustable Rate Mortgage Loan Trust Series 2006-1 2A2(b)		5.0550	02/25/36	514,431
6,373	Structured Adjustable Rate Mortgage Loan Trust Series 2006-8 3AF(d)	TSFR1M + 0.494%	4.8190	09/25/36	5,655
438,395	Structured Adjustable Rate Mortgage Loan Trust Series 4 1A1(d)	TSFR1M + 0.594%	4.9190	05/25/37	384,190
294,684	Structured Adjustable Rate Mortgage Loan Trust Series 9 2A1(b)		4.4390	10/25/47	175,947
141,618	Structured Asset Sec Corp Mort Passthr Certs Series 2003-40A 3A1(b)		5.2820	01/25/34	125,688
24,991	Structured Asset Sec Corp Mort Passthr Certs Series 2003-40A 3A2(b)		5.2820	01/25/34	24,389
15,492	Structured Asset Securities Corp Mortgage Series 2000-5 B3(b)		0.0000	11/25/30	12,765
740	Structured Asset Securities Corporation Series 2003-37A B1I(d)	TSFR1M + 0.894%	5.2180	12/25/33	703
13,490	Structured Asset Securities Corporation Series 2004-4XS A3A(e)		5.5000	02/25/34	13,224
83,183	Structured Asset Securities Corporation Series 2004-4XS 1A5(e)		5.9900	02/25/34	81,515
391,934	Structured Asset Securities Corporation Series 2004-4XS 1M1(e)		6.0500	02/25/34	389,305
67,882	Structured Asset Securities Corporation Series 2005-RF2 A(c),(d)	TSFR1M + 0.464%	4.7890	04/25/35	61,086
75,308	Structured Asset Securities Corporation Series 2005-RF3 2A(b),(c)		4.2880	06/25/35	64,949
48,156	Suntrust Alternative Loan Trust Series 2005-1F 1A1(d)	TSFR1M + 0.764%	5.0890	12/25/35	37,566
194,754	TIAA Bank Mortgage Loan Trust Series 2018-2 B3(b),(c)		3.6560	07/25/48	167,999
233,635	TIAA Bank Mortgage Loan Trust Series 2018-3 B4(b),(c)		4.0770	11/25/48	178,680
500,000	Towd Point Mortgage Trust Series 2022-SJ1 B1(b),(c)		5.2500	03/25/62	479,614
186,993	Verus Securitization Trust Series 2023-3 A3(c),(e)		6.7430	03/25/68	187,614
1,000,000	Verus Securitization Trust Series 2023-INV3 B1(b),(c)		8.2120	11/25/68	1,006,975
38,656	WaMu Mortgage Pass-Through Certificates Series 2002-AR14 B1(b)		4.6640	11/25/32	34,891
34,305	WaMu Mortgage Pass-Through Certificates Series 2002-AR18 A(b)		6.3430	01/25/33	33,861

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 67.8% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 24.0% (Continued)
71,447	WaMu Mortgage Pass-Through Certificates Series 2003-S3 1A4		5.5000	06/25/33	$68,449
29,101	WaMu Mortgage Pass-Through Certificates Series 2003-S5 1A13		5.5000	06/25/33	29,042
202,743	WaMu Mortgage Pass-Through Certificates Series 2003-AR9 1A7(b)		6.5520	09/25/33	193,399
15,010	WaMu Mortgage Pass-Through Certificates Series 2002-AR2 A(d)	ECOFC + 1.250%	4.1820	02/27/34	13,424
104,171	WaMu Mortgage Pass-Through Certificates Series CB3 2A		6.5000	10/25/34	107,249
40,185	WaMu Mortgage Pass-Through Certificates Series 2006-AR2 1A1(b)		4.5980	03/25/36	35,854
76,127	WaMu Mortgage Pass-Through Certificates Series 2002-AR17 1A(d)	12MTA + 1.200%	5.7750	11/25/42	67,847
99,352	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A1(b)		4.8430	08/25/46	91,735
149,967	Washington Mutual MSC Mortgage Pass-Through Series 2003-MS7 A12		5.5000	03/25/33	149,575
37,963	Washington Mutual MSC Mortgage Pass-Through Series 2003-MS9 2A		7.5000	04/25/33	38,940
147,642	Washington Mutual MSC Mortgage Pass-Through Series 2003-AR3 B1(b)		5.1020	06/25/33	125,451
4,470	Washington Mutual MSC Mortgage Pass-Through Series 2005-RA1 3B4(b),(c)		4.2700	01/25/35	3,790
98,241	Washington Mutual MSC Mortgage Pass-Through Series RA3 CB1(b)		5.5660	08/25/38	92,431
45,205	Wells Fargo Mortgage Backed Securities Series 2006-AR14 2A1(b)		7.3870	10/25/36	41,643
57,711	Wells Fargo Mortgage Backed Securities Series 2007-7 A6		6.0000	06/25/37	51,534
234,000	Wells Fargo Mortgage Backed Securities Series 2018-1 B4(b),(c)		3.6460	07/25/47	144,602
53,894	Wells Fargo Mortgage Backed Securities Series 2019-4 A2(b),(c)		3.0000	09/25/49	44,953
195,210	WinWater Mortgage Loan Trust Series 2015-1 B2(b),(c)		3.8700	01/20/45	181,158
					93,903,980
	CREDIT CARD — 0.3%
1,000,000	Continental Finance Credit Card A.B.S Master Trust Series 2022-A A(c)		6.1900	10/15/30	1,004,665

	HOME EQUITY — 3.4%
54,838	ABFC Trust Series 2004-OPT2 A2(d)	TSFR1M + 0.674%	4.9990	10/25/33	53,742
611,484	ACE Securities Corp Home Equity Loan Trust Series Series IN1 A1(d)	TSFR1M + 0.754%	5.0790	05/25/34	532,365
1,000,000	ACHM Trust Series 2023-HE1 B(b),(c)		7.0000	11/25/37	1,039,775
1,414,978	ACHM Trust Series 2023-HE2 A(b),(c)		7.5000	10/25/38	1,446,514
138,475	AFC Trust Series 1999-3 1A(d)	TSFR1M + 1.094%	5.4210	09/28/29	113,053
427,914	Bayview Financial Asset Trust Series 2007-SR1A A(c),(d)	TSFR1M + 0.564%	4.8890	03/25/37	430,999
2,863,793	Bayview Financial Mortgage Pass-Through Trust Series 2004-B A1(c),(d)	TSFR1M + 1.114%	5.4430	05/28/39	2,365,304
1,136,034	Bayview Financial Mortgage Pass-Through Trust Series 2005-A M1(c),(d)	TSFR1M + 1.614%	5.9430	02/28/40	1,092,783
14,211	Bear Stearns Asset Backed Securities I Trust Series 2004-FR2 M4(d)	TSFR1M + 2.214%	4.6930	06/25/34	14,662
164,181	Bear Stearns Home Loan Owner Trust Series 2001-A B(e)		10.5000	02/15/31	157,478

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 67.8% (Continued)
	HOME EQUITY — 3.4% (Continued)
1,194,986	CDC Mortgage Capital Trust Series 2004-HE3 M3(d)	TSFR1M + 2.214%	6.3700	11/25/34	$1,098,528
187,451	CHEC Loan Trust Series 2004-1 M2(c),(d)	TSFR1M + 1.089%	5.4140	07/25/34	187,128
6,336	Citigroup Global Markets Mortgage Securities VII, Series 2002-WMC1 M1(d)	TSFR1M + 1.464%	5.7890	01/25/32	6,058
104,135	Delta Funding Home Equity Loan Trust Series 1999-3 A2F(e)		8.0610	09/15/29	100,062
257,493	Delta Funding Home Equity Loan Trust Series 2000-1 M2(e)		8.5900	05/15/30	244,773
72,121	Delta Funding Home Equity Loan Trust Series 1999-2 A1A(d)	TSFR1M + 0.434%	5.0830	08/15/30	71,871
38,202	GE Capital Mortgage Services Inc Trust Series 1999-HE1 A6(b)		6.7000	04/25/29	38,387
236,013	Home Equity Asset Trust Series 2002-2 A2(d)	TSFR1M + 0.714%	5.0390	06/25/32	231,883
899,951	MASTR Asset Backed Securities Trust Series 2004-FRE1 M7(d)	TSFR1M + 2.814%	7.1390	07/25/34	841,137
206,612	MASTR Asset Backed Securities Trust Series 2005-NC1 M2(d)	TSFR1M + 0.864%	5.1890	12/25/34	206,362
252,736	Morgan Stanley A.B.S Capital I Inc Trust Series 2003-SD1 M2(d)	TSFR1M + 4.014%	8.3390	03/25/33	227,003
21,112	New Century Home Equity Loan Trust Series 2003-5 AII(d)	TSFR1M + 0.914%	5.2390	11/25/33	12,019
79,781	Nomura Home Equity Loan Inc Home Equity Loan Trust Series 2006- HE2 M1(d)	TSFR1M + 0.609%	4.9340	03/25/36	70,012
182,859	NovaStar Mortgage Funding Trust Series 2003-4 A1(d)	TSFR1M + 0.854%	5.1790	02/25/34	182,508
24,061	RAAC Series Trust Series 2004-SP1 AII(d)	TSFR1M + 0.814%	5.1390	03/25/34	22,770
93,317	RBSSP Resecuritization Trust Series 2010-4 6A2(c),(e)		5.8250	02/26/36	91,702
424,761	Renaissance Home Equity Loan Trust Series 2002-3 M1(d)	TSFR1M + 1.614%	5.9390	12/25/32	396,811
83,936	Renaissance Home Equity Loan Trust Series 2002-3 M2(d)	TSFR1M + 2.664%	6.9890	12/25/32	70,975
18,122	Saxon Asset Securities Trust Series 2001-2 AF5(e)		7.1700	03/25/29	19,381
30,005	Saxon Asset Securities Trust Series 2003-3 M2(d)	TSFR1M + 2.514%	3.6840	12/25/33	27,395
176,093	Saxon Asset Securities Trust Series 2003-3 AF5(e)		4.0660	12/25/33	168,556
1,500,000	Security National Mortgage Loan Trust Series 2005-2A A4(b),(c)		7.0110	02/25/35	1,502,283
216,800	Security National Mortgage Loan Trust Series 2005-2A A3(b),(c)		6.2130	02/25/36	217,806
126,052	Southern Pacific Secured Asset Corporation Series 1997-2 M1F		7.3200	05/25/27	166,457
787,768	Structured Asset Securities Corp Pass-Through Series 2002-AL1 A3		3.4500	02/25/32	169,250
					13,617,792
	MANUFACTURED HOUSING — 0.4%
1,500,000	Cascade MH Asset Trust Series 2019-MH1 M(b),(c)		5.9850	11/25/44	1,336,107
87,573	Conseco Finance Corporation Series 5 B1(b)		8.1000	07/15/26	80,019
					1,416,126
	NON AGENCY CMBS — 26.2%
3,204,350	Angel Oak SB Commercial Mortgage Trust Series 2020-SBC1 B1(b),(c)		3.6530	05/25/50	2,335,713
2,124,264	Angel Oak SB Commercial Mortgage Trust Series 2020-SBC1 B2(b),(c)		5.3780	05/25/50	1,437,421

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 67.8% (Continued)
	NON AGENCY CMBS — 26.2% (Continued)
825,000	BANK Series 2017-BNK8 C(b)		4.0910	11/15/50	$638,111
13,229	BANK Series 2019-BNK19 A1		2.2630	08/15/61	11,483
1,625,000	BANK Series 2019-BN19 B		3.6470	08/15/61	1,382,404
980,000	BANK Series 2019-BNK20 B(b)		3.3950	09/15/62	797,214
474,000	BANK Series 2020-BNK27 B(b)		2.9060	04/15/63	368,592
23,518	Bayview Commercial Asset Trust Series 2005-2A M1(c),(d)	TSFR1M + 0.759%	5.0840	08/25/35	21,406
36,391	Bayview Commercial Asset Trust Series 2005-2A B1(c),(d)	TSFR1M + 1.839%	6.1640	08/25/35	36,870
18,960	Bayview Commercial Asset Trust Series 2005-4A M1(c),(d)	TSFR1M + 0.789%	5.1140	01/25/36	17,264
64,626	Bayview Commercial Asset Trust Series 2007-1 M2(c),(d)	TSFR1M + 0.549%	4.8740	03/25/37	55,020
1,188,034	Bayview Commercial Asset Trust Series 2007-3 M1(c),(d)	TSFR1M + 0.579%	4.9040	07/25/37	1,092,458
286,151	Bayview Commercial Asset Trust Series 2007-3 M2(c),(d)	TSFR1M + 0.624%	4.9490	07/25/37	264,470
375,119	Bayview Commercial Asset Trust Series 2007-3 M3(c),(d)	TSFR1M + 0.669%	4.9940	07/25/37	345,996
707,357	Bayview Commercial Asset Trust Series 2007-3 M4(c),(d)	TSFR1M + 0.864%	5.1890	07/25/37	651,486
500,000	Bayview Commercial Asset Trust Series 2008-1 M1(c),(d)	TSFR1M + 3.264%	7.5890	01/25/38	452,555
350,000	BBSG Mortgage Trust Series 2016-MRP A(c)		3.2750	06/05/36	263,621
7,000,000	Benchmark Mortgage Trust Series 2020-IG1 AS(b)		2.9090	09/15/43	5,692,803
250,000	Benchmark Mortgage Trust Series 2020-IG3 A4(c)		2.4370	09/15/48	214,518
220,000	Benchmark Mortgage Trust Series 2020-IG3 C(b),(c)		3.2590	09/15/48	75,124
130,000	Benchmark Mortgage Trust Series 2019-B9 B		4.4680	03/15/52	114,145
900,000	Benchmark Mortgage Trust Series 2020-B17 E(c)		2.2500	03/15/53	494,099
470,000	Benchmark Mortgage Trust Series 2020-B17 C(b)		3.3710	03/15/53	347,339
500,000	Benchmark Mortgage Trust Series 2020-B19 B		2.3510	09/15/53	385,020
495,000	Benchmark Mortgage Trust Series 2021-B24 A2		1.9530	03/15/54	459,827
328,000	Benchmark Mortgage Trust Series 2021-B31 C(b)		3.1950	12/15/54	238,273
350,000	BFLD Trust Series 2020-EYP A(c),(d)	TSFR1M + 1.264%	5.5930	10/15/35	268,998
555,000	BMD2 Re-Remic Trust Series 2019-FRR1 5A1(b),(c)		3.4410	05/25/52	515,226
155,000	BPR Trust Series 2022-STAR A(c),(d)	TSFR1M + 3.232%	7.5610	08/15/39	146,852
4,290,000	Canal Center Lease-Backed Pass-Through Trust Series 1 A(c)		3.0230	09/15/56	2,725,490
500,000	Cantor Commercial Real Estate Lending Series 2019-CF3 E(b),(c)		2.5000	01/15/53	275,607
2,768,639	Carbon Capital VI Commercial Mortgage Series 2019-FL2 B(c),(d)	TSFR1M + 2.964%	7.2930	10/15/35	1,070,051
1,489,168	CBA Commercial Small Balance Commercial Mortgage Series 2007-1A A(c),(e)		6.2600	07/25/39	1,378,977
1,000,000	CD Mortgage Trust Series 2016-CD2 B(b)		3.8790	11/10/49	895,948
72,000	CD Mortgage Trust Series 2017-CD3 D(c)		3.2500	02/10/50	15,331
1,000,000	CD Mortgage Trust Series 2017-CD3 AS		3.8330	02/10/50	910,460

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 67.8% (Continued)
	NON AGENCY CMBS — 26.2% (Continued)
800,000	CD Mortgage Trust Series 2017-CD4 AM		3.7460	05/10/50	$766,494
131,402	CFCRE Commercial Mortgage Trust Series 2011-C2 D(b),(c)		5.2490	12/15/47	126,908
100,000	CFK Trust Series 2020-MF2 A(c)		2.3870	03/15/39	89,401
568,891	Citigroup Commercial Mortgage Trust Series 2014-GC25 B(b)		4.3450	10/10/47	538,917
50,000	Citigroup Commercial Mortgage Trust Series 2015-GC31 B(b)		3.9430	06/10/48	35,099
750,000	Citigroup Commercial Mortgage Trust Series 2015-GC35 D		3.2360	11/10/48	408,668
900,000	Citigroup Commercial Mortgage Trust Series 2015-GC35 C(b)		4.4560	11/10/48	639,931
224,664	CNL Commercial Mortgage Loan Trust Series 2003-1A A1(c),(d)	TSFR1M + 0.614%	4.9430	05/15/31	221,166
3,880,138	COMM Mortgage Trust Series 2013-CR12 AM		4.3000	10/10/46	3,665,082
2,385,000	COMM Mortgage Trust Series 2013-CR12 B(b)		4.7620	10/10/46	1,278,575
142,437	COMM Mortgage Trust Series 2014-CCRE16 B		4.5820	04/10/47	132,286
221,865	COMM Mortgage Trust Series 2014-UBS3 AM		4.0120	06/10/47	212,969
175,500	COMM Mortgage Trust Series 2016-COR1 C(b)		4.3210	10/10/49	134,682
420,000	CSAIL Commercial Mortgage Trust Series 2015-C3 D(b)		3.3040	08/15/48	266,017
265,000	CSAIL Commercial Mortgage Trust Series 2018-C14 D(b),(c)		4.8770	11/15/51	227,642
2,564,000	CSAIL Commercial Mortgage Trust Series 2015-C2 C(b)		4.1790	06/15/57	2,370,074
1,640,000	CSMC OA, LLC Series 2014-USA D(c)		4.3730	09/15/37	1,362,318
327,236	CSMC Trust Series 2017-PFHP A(c),(d)	TSFR1M + 0.997%	5.3260	12/15/30	312,401
55,105	FREMF Mortgage Trust Series 2018-KF49 B(c),(d)	SOFR30A + 2.014%	6.3650	06/25/25	52,509
368,477	FREMF Mortgage Trust Series 2018-KF52(c),(d)	SOFR30A + 2.064%	6.4150	09/25/28	353,137
163,598	FREMF Mortgage Trust Series 2020-KF76 B(c),(d)	SOFR30A + 2.864%	7.2150	01/25/30	156,835
1,720,182	FREMF Mortgage Trust Series 2017-KF38 B(c),(d)	SOFR30A + 2.614%	6.9650	09/25/34	1,596,202
866,512	FRESB Mortgage Trust Series 2018-SB48 B(b),(c)		4.8200	02/25/38	436,050
1,470,000	GS Mortgage Securities Corp Trust Series 2021-ROSS A(c),(d)	TSFR1M + 1.414%	5.7440	05/15/26	1,381,792
42,314	GS Mortgage Securities Corp Trust Series 2013-G1 B(b),(c)		3.7210	04/10/31	40,917
5,000,000	GS Mortgage Securities Corp Trust Series 2013-PEMB A(b),(c)		3.5490	03/05/33	4,287,499
399,116	GS Mortgage Securities Corp Trust Series 2012-BWTR A(c)		2.9540	11/05/34	328,001
1,450,000	GS Mortgage Securities Trust Series 2014-GC22 AS		4.1130	06/10/47	1,365,146
769,082	GS Mortgage Securities Trust Series 2015-GS1 C(b)		4.3980	11/10/48	582,066
1,000,000	GS Mortgage Securities Trust Series 2016-GS4 C(b)		3.9480	11/10/49	884,917
1,300,000	Harvest Commercial Capital Loan Trust Series 2019-1 M5(b),(c)		5.7300	11/25/31	1,211,159
2,000,000	Harvest Commercial Capital Loan Trust Series 2020-1 M5(b),(c)		5.9640	04/25/52	1,830,602
609,531	Hudsons Bay Simon JV Trust Series 2015-HB7 A7(c)		3.9140	08/05/34	605,914
42,347	Impac CMB Trust Series 2004-8 3B(d)	TSFR1M + 2.739%	7.0640	08/25/34	40,447

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 67.8% (Continued)
	NON AGENCY CMBS — 26.2% (Continued)
387,000	JP Morgan Chase Commercial Mortgage Series MINN A(c),(d)	TSFR1M + 1.317%	5.6460	11/15/35	$350,676
453,936	JP Morgan Chase Commercial Mortgage Securities Series 2015-FL7 D(c),(d)	PRIME + 0.693%	8.1930	05/15/28	376,313
1,305,631	JP Morgan Chase Commercial Mortgage Securities Series 2012-WLDN A(c)		3.9100	05/05/30	1,214,237
1,900,000	JP Morgan Chase Commercial Mortgage Securities Series 2018-PTC A(c),(d)	TSFR1M + 1.497%	5.8260	04/15/31	788,590
560,000	JP Morgan Chase Commercial Mortgage Securities Series MKST A(c),(d)	TSFR1M + 1.464%	5.7930	12/15/36	351,406
193,000	JP Morgan Chase Commercial Mortgage Securities Series 2011-C3 E(b),(c)		5.5250	02/15/46	126,706
500,000	JP Morgan Chase Commercial Mortgage Securities Series 2013-LC11 E(b),(c)		3.2500	04/15/46	21,777
24,606	JP Morgan Chase Commercial Mortgage Securities Series C20 C(b)		4.4050	07/15/47	22,063
5,663,065	JP Morgan Chase Commercial Mortgage Securities Series 2007-LD11 AJ(b)		5.8810	06/15/49	1,293,302
418,000	JPMBB Commercial Mortgage Securities Trust Series C22 C(b)		4.5080	09/15/47	386,441
345,000	JPMBB Commercial Mortgage Securities Trust Series 2015-C32 D(b)		4.1540	11/15/48	31,188
210,000	JPMDB Commercial Mortgage Securities Trust Series 2017-C5 AS(b)		3.8580	03/15/50	193,997
1,165,000	JPMDB Commercial Mortgage Securities Trust Series 2017-C5 B(b)		4.0090	03/15/50	886,946
2,000,000	JPMDB Commercial Mortgage Securities Trust Series COR7 AS		2.5360	05/13/53	1,585,508
165,000	JPMDB Commercial Mortgage Securities Trust Series COR7 B(b)		3.2940	05/13/53	105,491
544,000	Lehman Brothers Small Balance Commercial Mortgage Series 3A M2(c),(d)	TSFR1M + 2.114%	6.4390	10/25/37	484,147
381,000	LSTAR Commercial Mortgage Trust Series 2016-4 C(b),(c)		4.5410	03/10/49	338,792
1,000,000	LSTAR Commercial Mortgage Trust Series 2016-4 D(b),(c)		4.5410	03/10/49	934,373
1,500,000	LSTAR Commercial Mortgage Trust Series 2017-5 D(b),(c)		4.6670	03/10/50	1,254,071
3,082,298	ML-CFC Commercial Mortgage Trust Series 2007-5 AJ(b)		5.4500	08/12/48	534,779
390,000	Morgan Stanley Capital I Trust Series 2014-150E A(c)		3.9120	09/09/32	347,251
420,000	Morgan Stanley Capital I Trust Series 2014-150E AS(c)		4.0120	09/09/32	358,418
172,000	Morgan Stanley Capital I Trust Series 2014-150E(c)		4.2640	09/09/32	127,161
347,000	Morgan Stanley Capital I Trust Series 2014-150E D(b),(c)		4.2950	09/09/32	227,848
74,163	Morgan Stanley Capital I Trust Series 2018-BOP A(c),(d)	TSFR1M + 0.897%	5.2260	08/15/33	61,271
200,000	Morgan Stanley Capital I Trust Series 2015-MS1 D(b),(c)		4.0110	05/15/48	162,002
15,218	Morgan Stanley Capital I Trust Series 2019-H6 A2		3.2280	06/15/52	14,388
210,000	MRCD Mortgage Trust Series 2019-PARK A(c)		2.7180	12/15/36	187,696
7,587,438	Multifamily Trust Series 2016-1 A(c),(d)	TSFR1M + 2.114%	6.4390	04/25/46	7,094,254
1,000,000	Natixis Commercial Mortgage Securities Trust Series 75B A(c)		3.8580	04/10/37	872,181
2,250,000	Ready Capital Mortgage Trust Series 2019-5 E(b),(c)		5.2260	02/25/52	1,985,710

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 67.8% (Continued)
	NON AGENCY CMBS — 26.2% (Continued)
3,000,000	ReadyCap Commercial Mortgage Trust Series 2018-4 E(b),(c)		5.2490	02/27/51	$2,808,603
110,000	Soho Trust Series 2021-SOHO B(b),(c)		2.6970	08/10/38	76,146
35,069	Sutherland Commercial Mortgage Trust Series 2019-SBC8 A(b),(c)		2.8600	04/25/41	31,311
351,445	Sutherland Commercial Mortgage Trust Series 2021-SB10 C(b),(c)		2.6400	12/25/41	285,844
2,000,000	TPG Trust Series 2024-WLSC A(c),(d)	TSFR1M + 2.133%	6.4610	11/15/29	2,009,974
251,000	UBS Commercial Mortgage Trust Series 2019-C16 C(b)		4.9230	04/15/52	216,234
1,588,789	Velocity Commercial Capital Loan Trust Series 2017-2 M5(b),(c)		6.4200	11/25/47	1,379,765
1,539,808	Velocity Commercial Capital Loan Trust Series 2017-2 M6(b),(c)		7.7500	11/25/47	1,317,590
807,590	Velocity Commercial Capital Loan Trust Series 2018-1 M6(c)		7.2600	04/25/48	711,796
881,340	Velocity Commercial Capital Loan Trust Series 2018-2 M5(b),(c)		6.3600	10/26/48	764,630
201,742	Velocity Commercial Capital Loan Trust Series 2019-1 M5(b),(c)		5.7000	03/25/49	165,578
1,325,505	Velocity Commercial Capital Loan Trust Series 2019-2 M6(b),(c)		6.3000	07/25/49	972,332
418,971	Velocity Commercial Capital Loan Trust Series 2019-3 M3(b),(c)		3.3800	10/25/49	348,478
406,583	Velocity Commercial Capital Loan Trust Series 2019-3 M6(b),(c)		6.0300	10/25/49	342,863
63,065	Velocity Commercial Capital Loan Trust Series 2020-1 M2(b),(c)		2.9800	02/25/50	45,302
1,782,877	Velocity Commercial Capital Loan Trust Series 2021-2 M1(b),(c)		1.8200	08/25/51	1,344,181
1,414,628	Velocity Commercial Capital Loan Trust Series 2021-3 M6(b),(c)		5.0300	10/25/51	1,090,048
2,167,541	Velocity Commercial Capital Loan Trust Series 2021-4 M5(b),(c)		5.6800	12/26/51	1,806,483
1,831,917	Velocity Commercial Capital Loan Trust Series 2022-1 M5(b),(c)		5.8270	02/25/52	1,311,923
2,840,054	Velocity Commercial Capital Loan Trust Series 2022-2 M5(b),(c)		5.7350	04/25/52	2,335,260
713,551	Velocity Commercial Capital Loan Trust Series 2022-4 M4(b),(c)		7.5350	08/25/52	638,003
422,034	Velocity Commercial Capital Loan Trust Series 2023-1 M1(b),(c)		7.1500	01/25/53	422,082
1,005,859	Velocity Commercial Capital Loan Trust Series 2023-3 M3(b),(c)		9.3200	08/25/53	1,028,046
229,588	Velocity Commercial Capital Loan Trust Series 2024-1 M2(b),(c)		7.2300	01/25/54	229,841
301,027	Wachovia Bank Commercial Mortgage Trust Series 2004-C12 IO(a),(b),(c)		0.8880	07/15/41	643
28,793	Waterfall Commercial Mortgage Trust Series 2015-SBC5 A(b),(c)		4.1040	12/14/32	28,322
45,456	Wells Fargo Commercial Mortgage Trust Series 2013-LC12 B(b)		3.8300	07/15/46	43,686
250,000	Wells Fargo Commercial Mortgage Trust Series 2016-C34 C(b)		5.0510	06/15/49	224,184
505,000	Wells Fargo Commercial Mortgage Trust Series 2016-C36 C(b)		4.1130	11/15/59	408,910
224,540	WFRBS Commercial Mortgage Trust Series 2011-C4 D(b),(c)		4.9830	06/15/44	215,797
160,000	WFRBS Commercial Mortgage Trust Series 2012-C10 C(b)		4.3100	12/15/45	129,943
455,000	WFRBS Commercial Mortgage Trust Series 2013-C15 C(b)		4.1370	08/15/46	361,134
1,160,000	WFRBS Commercial Mortgage Trust Series 2014-C23(b)		4.1800	10/15/57	1,087,451
1,800,000	Worldwide Plaza Trust Series 2017-WWP A(c)		3.5260	11/10/36	1,290,291
					102,529,652

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 67.8% (Continued)
	NON AGENCY CMBS — 26.2% (Continued)
	OTHER ABS — 3.1%
65,893	AASET Trust Series 2020-1A A(c)		3.3510	01/16/40	$63,945
2,651,853	Corevest American Finance Trust Series 2019-3 XA(a),(b),(c)		2.0040	10/15/52	13,404
128,236	FNA VII, LLC Series 1A A1(c)		6.9000	04/15/38	128,438
420,569	Goldman Home Improvement Trust Issuer Series 2022-GRN1 D(c)		7.3000	06/25/52	427,477
1,635,769	Goodgreen Trust Series 2021-1A C(c)		5.7400	10/15/56	1,323,333
726,997	Goodleap Sustainable Home Solutions Trust Series 2023-2GS A(c)		5.7000	05/20/55	671,600
718,692	Goodleap Sustainable Home Solutions Trust Series 2023-3C A(c)		6.5000	07/20/55	671,065
49,566	HERO Funding Trust Series 2015-2A A(c)		3.9900	09/20/40	45,114
140,445	Home Partners of America Trust Series 2020-2 F(c)		4.0550	01/17/41	116,530
372,111	HTS Fund I, LLC Series 2021-1 A(c)		1.4110	08/25/36	332,806
455,058	Mill City Solar Loan Ltd. Series 2019-1A A(c)		4.3400	03/20/43	391,414
400,000	Mosaic Solar Loan Trust Series 2024-1A C(c)		9.0000	09/20/49	317,767
72,462	Mosaic Solar Loan Trust Series 2024-2A A(c)		5.6000	04/22/52	68,395
435,000	Mosaic Solar Loan Trust Series 2023-4A C(c)		8.8000	05/20/53	353,085
250,000	New Economy Assets Phase 1 Sponsor, LLC Series 1 B1(c)		2.4100	10/20/61	227,925
1,500,000	NP SPE II, LLC Series 1A B1(c)		5.6070	10/21/47	1,368,014
1,500,000	NP SPE X, L.P. Series 2A B1(c)		5.0780	11/19/49	1,132,050
795,777	NP SPE X, L.P. Series 1A A1(c)		2.2300	03/19/51	723,122
1,570,000	NP SPE X, L.P. Series 1A B1(c)		3.6700	03/19/51	1,099,780
205,144	Stonepeak A.B.S Series 2021-1A AA(c)		2.3010	02/28/33	184,546
433,180	Sunnova Helios IX Issuer, LLC Series B A(c)		5.0000	08/20/49	373,826
496,858	Sunnova Helios X Issuer, LLC Series C A(c)		5.3000	11/22/49	462,865
148,186	Sunnova Helios X Issuer, LLC Series C C(c)		6.0000	11/22/49	65,645
122,630	Sunrun Demeter Issuer, LLC Series 2021-2A A(c)		2.2700	01/30/57	106,687
389,445	Sunrun Vulcan Issuer, LLC Series 2021-1A A(c)		2.4600	01/30/52	331,457
237,676	USQ Rail III, LLC Series 1A A(c)		4.9900	09/28/54	234,146
107,124	Vivint Solar Financing VII, LLC Series 1A A(c)		2.2100	07/31/51	92,862
926,527	Willis Engine Structured Trust VII Series A A(c)		8.0000	10/15/48	948,197
					12,275,495
	RESIDENTIAL MORTGAGE — 2.4%
308,895	Amresco Residential Securities Corp Mort Loan Series 1999-1 A(d)	TSFR1M + 0.584%	5.3790	06/25/29	303,926
7,187,676	Belvedere SPV Srl Series 1 A(d)	EUR006M + 3.250%	5.8270	12/31/38	1,435,510

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 67.8% (Continued)
	RESIDENTIAL MORTGAGE — 2.4% (Continued)
5,038	Chase Funding Trust Series 2002-4 2A1(d)	TSFR1M + 0.854%	5.1790	10/25/32	$4,995
30,605	Chase Funding Trust Series 2004-1 1A7(e)		4.9850	11/25/33	29,345
626,988	Credit-Based Asset Servicing and Securitization, Series 2002-CB3 B2(d)	TSFR1M + 3.489%	7.8140	06/25/32	623,266
92,241	Credit-Based Asset Servicing and Securitization, Series 2004-CB3 B1(d)	TSFR1M + 2.889%	3.0290	03/25/34	111,572
1,360,918	Credit-Based Asset Servicing and Securitization, Series 2004-RP1(c),(d)	TSFR1M + 3.864%	8.1890	05/25/50	1,341,329
103,896	CWABS Asset-Backed Certificates Trust Series 2005-13 AF4(b)		5.8050	04/25/36	95,916
1,036,706	CWABS Asset-Backed Certificates Trust Series 2007-13 2A1(d)	TSFR1M + 1.014%	5.3390	10/25/47	936,588
11,961	CWABS Inc Asset-Backed Certificates Trust Series 2004-6 2A3(d)	TSFR1M + 1.314%	5.6390	11/25/34	11,025
109,307	Equity One Mortgage Pass-Through Trust Series 2004-3 M1(e)		3.7970	07/25/34	93,572
258,422	Fannie Mae Grantor Trust Series 2003-T4 1A(d)	TSFR1M + 0.334%	3.0490	09/26/33	254,831
362,293	First Franklin Mortgage Loan Trust Series 2002-FF1 M2(d)	TSFR1M + 1.914%	6.2390	04/25/32	366,769
86,706	GE-WMC Asset-Backed Pass-Through Certificates Series 2005-2 M1(d)	TSFR1M + 0.774%	5.0990	12/25/35	68,126
792	GSAMP Trust Series 2002-WF A2B(d)	TSFR1M + 1.214%	5.5390	10/20/32	793
364,850	Legacy Mortgage Asset Trust Series 2019-SL2 A(b),(c)		3.3750	02/25/59	350,521
597,320	Lehman A.B.S Mortgage Loan Trust Series 2007-1 2A2(c),(d)	TSFR1M + 0.314%	4.6390	06/25/37	384,771
53,147	Long Beach Mortgage Loan Trust Series 2003-2 M2(d)	TSFR1M + 2.964%	7.2890	06/25/33	60,391
52,334	MASTR Specialized Loan Trust Series 2005-3 M1(c),(d)	TSFR1M + 1.239%	5.5640	11/25/35	50,025
447,947	RAAC Series Trust Series 2007-RP3 A(c),(d)	TSFR1M + 0.494%	5.1990	10/25/46	436,404
1,350,000	RMF Buyout Issuance Trust Series 2022-HB1 M4(b),(c)		4.5000	04/25/32	1,102,743
352,683	Soundview Home Loan Trust Series 2007-1 M2(d)	TSFR1M + 0.639%	4.9640	03/25/37	449,591
527,273	Structured Asset Investment Loan Trust Series 2003-BC9 M3(d)	TSFR1M + 3.264%	7.5890	08/25/33	488,512
145,141	Structured Asset Securities Corp Mortgage Loan Series 2005-WF2 M7(d)	TSFR1M + 1.764%	6.0890	05/25/35	141,544
270,885	Structured Asset Securities Corp Mortgage Loan Series WF1 A1(d)	TSFR1M + 0.534%	4.8590	02/25/37	257,092
					9,399,157
	STUDENT LOANS — 1.2%
27,130	AccessLex Institute Series 2004-2 B(d)	SOFR90A + 0.962%	5.3250	01/25/43	24,825
65,935	College Ave Student Loans, LLC Series 2019-A A1(c),(d)	TSFR1M + 1.514%	5.8390	12/28/48	63,499
50,527	College Ave Student Loans, LLC Series 2021-A D(c)		4.1200	07/25/51	45,300
983,476	Commonbond Student Loan Trust Series 2021-BGS B(c)		1.6400	09/25/51	789,172
150,681	ELFI Graduate Loan Program, LLC Series 2020-A A(c)		1.7300	08/25/45	130,879
205,000	National Collegiate Student Loan Trust Series 2006-3 B(d)	TSFR1M + 0.474%	4.7990	01/26/32	181,530
1,687,961	National Collegiate Trust (The) Series 2007-A B(c),(d)	TSFR1M + 0.564%	5.4100	11/25/34	1,547,139
225,000	Navient Private Education Refi Loan Trust Series 2019-FA B(c)		3.1200	08/15/68	186,888

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 67.8% (Continued)
	STUDENT LOANS — 1.2% (Continued)
165,000	Navient Private Education Refi Loan Trust Series 2020-FA B(c)		2.6900	07/15/69	$130,697
66,709	Navient Student Loan Trust Series 2017-2A A(c),(d)	SOFR30A + 1.164%	5.4860	12/27/66	64,928
296,423	SLM Private Credit Student Loan Trust Series 2004-B A4(d)	TSFR3M + 0.692%	4.9910	09/15/33	280,096
362,304	SLM Private Education Loan Trust Series 2010-C(c),(d)	TSFR1M + 4.864%	9.1930	10/15/41	380,153
12,264	SLM Student Loan Trust Series 2005-5 B(d)	SOFR90A + 0.512%	4.8750	10/25/40	10,484
56,505	SLM Student Loan Trust Series 2005-8 B(d)	SOFR90A + 0.572%	4.9350	01/25/55	53,818
340,000	SMB Private Education Loan Trust Series 2023-C B(c)		6.3600	11/15/52	315,253
371,564	SMB Private Education Loan Trust Series 2021-A APL(c),(d)	TSFR1M + 0.844%	5.1730	01/15/53	358,532
					4,563,193
	WHOLE BUSINESS — 0.2%
40,987	Business Loan Express Business Loan Trust Series 2007-AA C(c),(d)	TSFR1M + 2.264%	6.5890	10/20/40	35,130
82,098	Business Loan Express Business Loan Trust Series 2007-AX C(d)	TSFR1M + 2.264%	6.5890	10/20/40	70,368
1,484,328	KGS-Alpha SBA COOF Trust Series 2015-1 A(a),(b),(c)		1.3860	10/25/35	41,550
1,030,175	KGS-Alpha SBA COOF Trust Series 2014-5 A(a),(b),(c)		3.1290	10/25/40	35,919
36,573	Newtek Small Business Loan Trust Series 2021-1 A(c),(d)	PRIME - 0.250%	7.2500	12/25/48	36,563
38,940	Newtek Small Business Loan Trust Series 2021-1 A(c),(d)	PRIME - 0.700%	6.8000	10/25/49	39,289
158,280	ReadyCap Lending Small Business Loan Trust Series 2019-2 A(c),(d)	PRIME - 0.500%	7.0000	12/27/44	158,171
265,044	ReadyCap Lending Small Business Loan Trust Series 2023-3 A(c),(d)	PRIME + 0.070%	7.5700	04/25/48	270,744
					687,734
	TOTAL ASSET BACKED SECURITIES (Cost $273,565,311)				265,492,812

	CORPORATE BONDS — 14.8%
	ASSET MANAGEMENT — 0.2%
70,000	Morgan Stanley & Company, LLC(d)	5*(USISOA30- USISOA02)	0.0000	01/21/26	67,725
274,000	Nomura America Finance, LLC(d)	4*(USISOA30- USISOA02)	0.0000	12/31/33	180,840
65,000	Nomura America Finance, LLC(d)	4*(USISOA30- USISOA02)	0.0000	02/28/34	47,147
890,000	Nomura America Finance, LLC(d)	4*(USISOA30 - USISOA02) - 1.00%	0.0000	07/29/34	578,500
					874,212

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 14.8% (Continued)
	BANKING — 2.7%
190,000	Bank of Nova Scotia (The)(d)	4*(USISOA30- USISOA02-0.75%)	0.0000	06/27/33	$122,788
120,000	Bank of Nova Scotia (The)(d)	4*(USISOA30- USISOA02) - 0.738%	0.0000	01/30/34	78,600
100,000	Bank of Nova Scotia (The)(d)	4*(USISOA30- USISOA02) - 1.738%	0.0000	08/28/34	65,125
525,000	Barclays Bank PLC(d)	4.250*(USISOA30- USISOA02)	0.0000	09/13/28	441,656
50,000	Barclays Bank PLC(d)	4*(USISOA30-USISOA02)	0.0000	10/18/28	41,625
75,000	Barclays Bank PLC(d)	4*(USISOA10-USISOA02)-1.00%	0.0000	08/15/33	49,500
58,000	Barclays Bank PLC(d)	4*(USISOA30-USISOA02) - 2.00%	0.0000	04/25/34	37,773
70,000	Barclays Bank PLC(d)	8*(USISOA30-USISOA05) - 2.00%	0.0000	07/31/34	46,025
177,000	BNP Paribas S.A.(d)	4*(CMS30-CMS5)	0.0000	04/30/33	116,156
1,037,000	Citigroup, Inc.(d)	4.5*(USISOA30-USISOA05)	0.0000	11/26/33	705,160
150,000	Citigroup, Inc.(d)	4*(USISOA30-USISOA02)	1.4190	10/31/34	100,500
507,000	Citigroup, Inc.(d)	4*(USISOA30-USISOA02) - 1.00%	0.0000	12/29/34	339,690
55,000	Citigroup, Inc.(d)	20*(USISOA30-USISOA02) - 17.5%	0.0000	08/31/35	37,331
500,000	Credit Agricole Corporate & Investment Bank S.A.(d)	9.75*(USISOA30- USISOA02)	0.0000	04/22/36	315,500
1,500,000	Credit Agricole Corporate & Investment Bank S.A.(d)	7.75*(USISOA30- USISOA02)	0.0000	05/24/36	900,000
1,220,000	Credit Suisse A.G.(d)	10*(USISOA30- USISOA02)	0.0000	01/29/31	979,049
1,079,000	Credit Suisse A.G.(d)	15*(USISOA30- USISOA02)	0.0000	10/31/31	879,385
120,000	Deutsche Bank A.G.(d)	4*(USISOA30- USISOA05) - 2.20%	0.0000	01/31/33	77,400

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 14.8% (Continued)
	BANKING — 2.7% (Continued)
245,000	Deutsche Bank A.G.(d)	4*(USISOA30- USISOA02) - 1.60%	0.0000	06/30/34	$158,944
1,257,000	Deutsche Bank A.G.(d)	4*(USISOA30- USISOA02) - 2.00%	0.0000	08/28/34	813,908
961,000	Deutsche Bank A.G.(d)	4*(USISOA30 - USISOA02) - 1.00%	0.0000	11/26/34	625,851
738,000	Deutsche Bank A.G.(d)	10*(USISOA30- USISOA02) - 8.75%	0.0000	03/27/35	488,003
75,000	Deutsche Bank A.G.(d)	15*(USISOA30 - USISOA02) - 13.125%	0.0000	12/23/35	48,938
100,000	HSBC USA, Inc.(d)	6.250*(USISOA30- USISOA05)	0.0000	05/21/29	82,250
200,000	Lloyds Bank plc(d)	4.3*(USISOA30- USISOA05-0.500%)	0.0000	01/31/33	130,500
136,000	Lloyds Bank plc(d)	4*(USISOA30- USISOA02) -1.00%	0.0000	10/25/33	90,440
655,000	Lloyds Bank plc(d)	4*(USISOA30- USISOA02) -1.40%	0.0000	11/27/33	466,078
282,000	Natixis US Medium-Term Note Program, LLC(d)	4*(USISOA30- USISOA02)	0.0000	04/30/34	186,120
1,414,000	Natixis US Medium-Term Note Program, LLC(d)	7.5*(USISOA30- USISOA05) -1.875%	0.0000	07/31/34	945,612
125,000	NatWest Markets plc(d)	4*(USISOA30- USISOA02) - 0.25%	0.0000	08/18/31	96,719
100,000	NatWest Markets plc(d)	4*(USISOA30 - USISOA02) - 0.50%	0.0000	08/26/31	73,125
202,000	SG Structured Products, Inc.(b)		1.0000	03/31/26	187,860
185,000	SG Structured Products, Inc.(d)	4*(USISOA30 - USISOA02) - 2.00%	0.0000	07/29/31	142,450
744,000	Societe Generale S.A.(d)	10*(USISOA30- USISOA02)	0.0000	10/29/32	591,480
203,000	Societe Generale S.A.(d)	50*(USISOA30- USISOA02)	0.0000	01/31/35	174,580
135,000	STRATS, LLC(d)	TSFR1M + 1.428%	5.9990	02/15/34	106,353
					10,742,474

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 14.8% (Continued)
	BANKING — 2.7% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 7.4%
41,000	Citigroup Global Markets Holdings, Inc.(d)	8*(USISOA30- USISOA02)	0.0000	04/25/32	$36,195
35,000	Citigroup Global Markets Holdings, Inc.(d)	9.5*(USISOA30- USISOA02)	0.0000	11/22/32	27,606
200,000	Citigroup Global Markets Holdings, Inc.(d)	30*(USISOA30- USISOA02)	0.0000	03/29/34	172,750
60,000	Citigroup Global Markets Holdings, Inc.(d)	50*(USISOA30- USISOA02)	0.0000	03/29/34	53,925
1,350,000	Citigroup Global Markets Holdings, Inc.(d)	50*(USISOA30- USISOA02)	0.0000	01/22/35	1,166,062
1,575,000	Citigroup Global Markets Holdings, Inc.(d)	13*(USISOA30- USISOA20)	0.0000	11/19/40	1,137,937
553,000	Citigroup Global Markets Holdings, Inc.(d)	30*(USISOA30- USISOA02)	0.0000	04/01/41	456,225
1,700,000	Citigroup Global Markets Holdings, Inc.(d)	25*(USISOA30- USISOA02)	0.0000	09/03/41	1,355,749
300,000	Credit Suisse A.G.(d)	7.5*(USISOA30- USISOA02)	0.0000	09/30/30	234,000
627,000	Credit Suisse A.G.(d)	10*(USISOA30- USISOA02)	0.0000	09/30/30	500,816
95,000	Credit Suisse A.G.(d)	8*(USISOA30 - USISOA02)	2.8390	10/30/30	73,388
791,000	Credit Suisse A.G.(d)	12*(USISOA30- USISOA02)	0.0000	04/29/31	639,721
365,000	Goldman Sachs Group, Inc. (The)(d)	5*(USISOA30- USISOA05)	0.0000	03/19/29	300,213
500,000	GS Finance Corporation(d)	7*(USISOA30- USISOA05)-1.75%	0.0000	03/24/31	375,000
97,000	Jefferies Financial Group, Inc.(d)	7.5*(USISOA30- USISOA02)	0.0000	05/31/34	71,901
30,000	Jefferies Financial Group, Inc.(d)	10*(USISOA10- USISOA02)	0.0000	06/30/37	21,713
150,000	Jefferies Financial Group, Inc.(d)	10*(USISOA10- USISOA02)	0.0000	08/31/37	108,563
1,071,000	Jefferies Financial Group, Inc.(d)	9*(USISOA10- USISOA02)	0.0000	08/31/37	780,490
248,000	Jefferies Financial Group, Inc.(d)	8*(USISOA10- USISOA02)	0.0000	09/30/37	178,870
240,000	Jefferies Financial Group, Inc.(d)	10*(USISOA10- USISOA02)	0.0000	10/31/37	174,900
1,250,000	Jefferies Financial Group, Inc.(d)	8.5*(USISOA30- USISOA02)	2.7506	10/31/37	821,874

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 14.8% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 7.4% (Continued)
110,000	Jefferies Financial Group, Inc.(d)	8*(USISOA30- USISOA02)	0.0000	01/31/38	$79,338
762,000	Jefferies Financial Group, Inc.(d)	USISOA30 + 0.750%	5.0950	02/28/38	649,605
673,000	Jefferies Financial Group, Inc.(d)	TSFR3M + 1.762%	7.0000	08/31/39	587,487
280,000	Jefferies Financial Group, Inc.(d)	TSFR3M + 4.262%	8.5660	03/20/40	273,486
1,000,000	JPMorgan Chase Financial Company, LLC(d)	10*(USISOA30- USISOA02)	3.6680	10/21/36	662,499
125,000	Morgan Stanley(d)	6*(USISOA30- USISOA02)	2.4010	08/31/26	116,000
138,000	Morgan Stanley(d)	7*(USISOA30- USISOA02)	0.3210	12/27/26	125,718
115,000	Morgan Stanley(d)	(USISOA30- USISOA02)	0.0000	03/21/27	109,250
56,000	Morgan Stanley(d)	4*(USISOA30- USISOA05)	0.0000	06/28/28	47,460
100,000	Morgan Stanley(d)	4.5*(USISOA30- USISOA05)	1.8060	07/31/28	80,891
1,015,000	Morgan Stanley(d)	8*(USISOA30- USISOA05)	0.0000	09/27/28	852,599
772,000	Morgan Stanley(d)	5*(USISOA30- USISOA02)	0.0000	10/15/28	642,690
100,000	Morgan Stanley(b)		6.0000	06/29/29	97,000
4,385,000	Morgan Stanley(d)	10*(USISOA30- USISOA02)	0.0000	04/30/30	3,562,812
1,628,000	Morgan Stanley(d)	10*(USISOA30- USISOA02)	0.0000	05/29/30	1,322,749
508,000	Morgan Stanley(d)	10*(USISOA30- USISOA02)	0.0000	06/30/30	412,750
221,000	Morgan Stanley(d)	8*(USISOA30- USISOA02)	0.0000	07/31/30	175,143
390,000	Morgan Stanley(d)	8.5*(USISOA30- USISOA02)	0.0000	08/19/30	310,538
216,000	Morgan Stanley(d)	8*(USISOA30- USISOA02)	0.0000	08/31/30	171,450
428,000	Morgan Stanley(d)	10*(USISOA30- USISOA02)	0.0000	09/30/30	347,750
151,000	Morgan Stanley(d)	7*(USISOA30- USISOA02)	0.0000	10/30/30	118,913
171,000	Morgan Stanley Series 10(d)	5*(USISOA30- USISOA02)	0.0000	10/30/30	110,123
50,000	Morgan Stanley(d)	5*(USISOA30- USISOA02)	0.0000	11/30/30	38,313
66,000	Morgan Stanley(d)	10*(USISOA30- USISOA02)	3.3380	11/30/30	52,800

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 14.8% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 7.4% (Continued)
30,000	Morgan Stanley(d)	10*(USISOA30- USISOA02)	3.3380	01/29/31	$24,000
20,000	Morgan Stanley(d)	(USISOA30- USISOA02)	0.0000	03/31/31	16,375
167,000	Morgan Stanley(d)	9*(USISOA30- USISOA02)	0.0000	03/31/31	149,256
89,000	Morgan Stanley(d)	(USISOA30- USISOA02)	0.0000	05/31/31	78,654
125,000	Morgan Stanley(d)	9*(USISOA30- USISOA02)	0.0000	06/30/31	111,719
114,000	Morgan Stanley(d)	(USISOA30- USISOA02)	0.0000	07/29/31	100,748
268,200	Morgan Stanley(d)	7*(USISOA30- USISOA02)	0.0000	09/16/31	210,202
231,000	Morgan Stanley(d)	5*(USISOA30- USISOA05)	1.6880	02/15/33	152,460
247,000	Morgan Stanley(d)	8*(USISOA30- USISOA02)	0.0000	01/30/34	167,960
345,000	Morgan Stanley(d)	4*(USISOA30- USISOA02)	1.3622	02/28/34	225,113
209,000	Morgan Stanley(d)	4*(USISOA30- USISOA02)	0.0000	03/31/34	136,895
287,000	Morgan Stanley(d)	4*(USISOA30- USISOA02)	0.0000	05/30/34	187,985
156,000	Morgan Stanley(d)	5*(USISOA30- USISOA02)	0.0000	06/30/34	98,485
450,000	Morgan Stanley(d)	5*(USISOA30- USISOA02)	0.0000	08/29/34	301,500
120,000	Morgan Stanley(d)	5*(USISOA30- USISOA02)	0.0000	09/30/34	80,700
231,000	Morgan Stanley(d)	6*(USISOA30- USISOA02)	1.9590	09/30/34	142,951
255,000	Morgan Stanley(d)	5*(USISOA30- USISOA02)	0.0000	10/08/34	171,488
295,000	Morgan Stanley(d)	7*(USISOA30- USISOA02)	0.0000	10/31/34	205,025
125,000	Morgan Stanley(d)	5*(USISOA30- USISOA02)	1.6670	10/31/34	83,750
279,000	Morgan Stanley(b)		7.2500	10/31/34	214,481
75,000	Morgan Stanley(d)	5*(USISOA30- USISOA02)	0.0000	11/28/34	50,438
60,000	Morgan Stanley(d)	7*(USISOA30- USISOA02)	2.9190	11/28/34	41,925
230,000	Morgan Stanley(d)	4.5*(USISOA30- USISOA02)	0.0000	12/31/34	152,950
567,000	Morgan Stanley(d)	8*(USISOA30- USISOA02)	0.0000	01/30/35	394,774

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 14.8% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 7.4% (Continued)
210,000	Morgan Stanley(d)	5*(USISOA30- USISOA02)	1.6670	01/30/35	$140,700
33,000	Morgan Stanley(d)	5*(USISOA30- USISOA02)	0.0000	03/31/35	22,110
888,000	Morgan Stanley(d)	6*(USISOA30- USISOA02)	0.0000	03/31/35	601,620
921,000	Morgan Stanley(d)	9*(CMS30-CMS2)	0.0000	04/30/35	794,362
85,000	Morgan Stanley(d)	9*(CMS30-CMS2)	0.0000	05/29/35	73,313
185,000	Morgan Stanley(d)	9*(CMS30-CMS2)	0.0000	06/30/35	159,563
438,000	Morgan Stanley(d)	9*(CMS30-CMS2)	0.0000	07/31/35	377,775
187,000	Morgan Stanley(d)	9*(USISOA30- USISOA02)	0.0000	09/30/35	161,288
176,000	Morgan Stanley(d)	9*(USISOA30- USISOA02)	0.0000	11/30/35	151,800
241,000	Morgan Stanley(d)	9*(CMS30-CMS2)	0.0000	12/23/35	207,863
909,000	Morgan Stanley(d)	10*(USISOA30- USISOA02)	0.0000	02/29/36	681,749
70,000	Morgan Stanley Finance, LLC(d)	20*(USISOA30- USISOA02)	6.6700	08/31/36	58,363
75,000	Morgan Stanley Finance, LLC(d)	(USISOA30- USISOA02)	0.0000	09/30/36	58,594
1,215,000	Morgan Stanley Finance, LLC(d)	11*(USISOA30- USISOA02)	3.5040	05/26/37	829,844
333,000	Morgan Stanley Finance, LLC(d)	20*(USISOA30- USISOA02)	6.5310	06/30/37	243,423
869,000	Morgan Stanley Finance, LLC(d)	15*(USISOA30- USISOA02)	4.8540	08/31/37	603,086
422,000	Morgan Stanley Finance, LLC(d)	15*(USISOA30- USISOA02)	4.8530	11/22/37	291,602
					28,592,151
	LEISURE FACILITIES & SERVICES — 0.2%
897,876	Times Square Hotel Trust(c)		8.5280	08/01/26	900,618

	OIL & GAS PRODUCERS — 0.2%
250,000	Petroleos Mexicanos(c)		10.0000	02/07/33	257,936
870,000	Petroleos Mexicanos		6.7500	09/21/47	588,710
					846,646

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 14.8% (Continued)
	SPECIALTY FINANCE — 4.1%
179,847	Fort Knox Military Housing Privatization Project(d)	TSFR1M + 0.454%	4.7830	02/15/52	$143,522
2,548,787	MM Community Funding III Ltd. / MM Community(c),(d)	TSFR6M + 2.478%	6.5900	05/01/32	2,529,671
737,000	Morgan Stanley Finance, LLC(d)	15(USISOA30- USISOA02)	0.0000	04/30/33	586,836
541,000	Morgan Stanley Finance, LLC(d)	10*(USISOA30- USISOA02)	0.0000	06/30/36	405,750
242,000	Morgan Stanley Finance, LLC(d)	15*(USISOA30- USISOA02)	0.0000	07/29/36	188,760
3,863,000	Morgan Stanley Finance, LLC(d)	20*(USISOA30- USISOA02)	0.0000	08/31/36	3,220,776
1,143,000	Morgan Stanley Finance, LLC(d)	20*(USISOA30- USISOA02)	0.0000	09/30/36	952,976
3,883,000	Morgan Stanley Finance, LLC(d)	20*(USISOA30- USISOA02)	0.0000	11/29/36	3,237,451
40,000	Morgan Stanley Finance, LLC(d)	20*(USISOA30- USISOA02)	6.5310	12/30/36	33,350
1,707,000	Morgan Stanley Finance, LLC(d)	20*(USISOA30- USISOA02)	0.0000	01/31/37	1,423,211
100,000	Morgan Stanley Finance, LLC(d)	15*(USISOA30- USISOA02)	4.8540	03/31/37	78,500
767,000	Morgan Stanley Finance, LLC(d)	20*(USISOA30- USISOA02)	0.0000	04/28/37	639,486
290,000	Morgan Stanley Finance, LLC(d)	20*(USISOA30- USISOA02)	0.0000	07/31/37	241,788
168,000	Morgan Stanley Finance, LLC(d)	20*(USISOA30- USISOA02)	0.0000	09/29/37	140,070
2,014,000	Morgan Stanley Finance, LLC(d)	10*(USISOA30- USISOA02)	0.0000	09/29/37	1,533,158
25,433	Preferred Term Securities X Ltd. / Preferred Term(c),(d)	TSFR3M + 1.122%	5.4240	07/03/33	25,128
634,876	Select Notes Trust LT		5.9100	02/22/33	577,830
					15,958,263
	TOTAL CORPORATE BONDS (Cost $63,788,070)				57,914,364

	NON U.S. GOVERNMENT & AGENCIES — 0.0%(g)
	SOVEREIGN — 0.0%(g)
176,000	Argentina Bonar Bonds(e)		0.7500	07/09/30	118,276

	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $80,224)				118,276

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 0.9%
	AGENCY FIXED RATE — 0.9%
3,213,115	Fannie Mae Pool BY8354	6.0000	08/01/53	$3,259,730
72,476	Ginnie Mae II Pool 786928	6.5000	09/20/53	73,277
				3,333,007
	AGENCY MBS OTHER — 0.0%(g)
32,664	Fannie Mae Pool 257064	4.5000	11/01/37	32,312
2,631	Ginnie Mae II Pool BU6365(b)	4.7070	04/20/70	2,620
				34,932
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $3,309,436)			3,367,939

	TOTAL INVESTMENTS - 83.5% (Cost $340,743,041)			$326,893,391
	OTHER ASSETS IN EXCESS OF LIABILITIES- 16.5%			64,454,823
	NET ASSETS - 100.0%			$391,348,214

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(h)	Value and Unrealized Appreciation
220	CBOT 10 Year US Treasury Note Future	09/19/2025	$24,365,000	$267,175
100	CBOT 3 Year US Treasury Note Future	09/30/2025	21,146,875	81,220
70	CBOT 5 Year US Treasury Note Future	09/30/2025	7,573,125	50,677
	TOTAL FUTURES CONTRACTS			$399,072

CREDIT DEFAULT SWAP AGREEMENTS
							Amortized	Unrealized
	Payment		Fixed Deal		Notional		Upfront Payments	Appreciation/
Description	Frequency	Counterparty	(Pay)Rate	Maturity Date	Value (1)	Fair Value	Paid/ (Received)	(Depreciation)
CDX.NA.HY Series 43	Annual	GS	5.00%	12/20/2029	$55,000,000	$(3,909,388)	$(3,860,146)	$(49,242)
CDX.NA.HY Series 44	Annual	GS	5.00%	6/20/2030	22,000,000	1,566,003	627,555	938,448
Morgan Stanley 7.25% 04/01/2032	Annual	GS	1.00%	6/20/2025	20,000,000	(49,270)	(4,093)	(45,177)
TOTAL						$(2,392,655)	$(3,236,684)	$844,029

(1)	The maximum potential amount the Fund may pay or receive should a credit event take place as defined under the terms of the contract.

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

GS	- Goldman Sachs

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

PLC	- Public Limited Company

REMIC	- Real Estate Mortgage Investment Conduit

S.A.	- Societe Anonyme

12MTA	Federal Reserve US 12 Month Cumulative Avg 1 Year Constant Maturity Treasury

CMS2	2 Year Constant Maturity Swap Rate

CMS5	5 Year Constant Maturity Swap Rate

CMS30	30 Year Constant Maturity Swap Rate

ECOFC	Enterprise 11th District Cost of Funds Index

EUR003M	Euribor 3 Month

EUR006M	Euribor 6 Month

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

PRIME	Prime Rate by U.S.

SOFR30A	United States 30 Day Average Secured Overnight Financing Rate

SOFR90A	United States 90 Day Average Secured Overnight Financing Rate

TSFR1M	Secured Overnight Financing Rate 1 Month

TSFR3M	Secured Overnight Financing Rate 3 Month

TSFR6M	Secured Overnight Financing Rate 6 Month

USISOA02	USD SOFR Spread-Adj. ICE Swap Rate 2Y

USISOA05	USD SOFR Spread-Adj. ICE Swap Rate 5Y

USISOA10	USD SOFR Spread-Adj. ICE Swap Rate 10Y

USISOA20	USD SOFR Spread-Adj. ICE Swap Rate 20Y

USISOA30	USD SOFR Spread-Adj. ICE Swap Rate 30Y

(a)	Interest only securities.

(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of May 31, 2025 the total market value of 144A securities is $175,049,055 or 44.7% of net assets.

(d)	Variable rate security; the rate shown represents the rate on May 31, 2025.

(e)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at May 31, 2025.

(f)	Zero coupon bond.

(g)	Percentage rounds to less than 0.1%.

(h)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
May 31, 2025

Assets:
Total Investments, at cost	$340,743,041
Total Investments, at value	$326,893,391
Cash	41,207,003
Foreign cash ($171,120)	188,361
Deposit at custodian for collateral for swaps	1,390,000
Deposit at broker for swaps	6,597,383
Deposit at broker for futures	3,397,199
Unrealized appreciation on swaps	938,448
Unrealized appreciation on futures	399,072
Receivable for securities sold	5,851,874
Receivable for fund shares sold	11,167,903
Interest and dividends receivable	1,877,430
Prepaid expenses and other assets	114,490
Total Assets	400,022,554

Liabilities:
Payable for securities purchased	4,715,218
Payable for fund shares redeemed	42,783
Premiums received on swaps	3,236,684
Unrealized depreciation on swaps	94,419
Administrator fees payable	137,643
Payable to manager	337,813
Trustee fees payable	5,014
Payable for distribution (12b-1) fees	16,468
Compliance officer fees payable	1,095
Accrued expenses and other liabilities	87,203
Total Liabilities	8,674,340

Net Assets	$391,348,214

Net Assets:
Paid in capital	$410,260,610
Accumulated loss	(18,912,396)
Net Assets	$391,348,214

Net Asset Value Per Share
Class A
Net Assets	$9,694,057
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	948,417
Net asset value and redemption price per share (a)	$10.22
Offering price per share (maximum sales charge of 2.00%)	$10.43

Class C
Net Assets	$4,322,611
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	434,997
Net asset value/offering/redemption price per share (b)	$9.94

Class I
Net Assets	$298,566,157
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	30,050,210
Net asset value/offering/redemption price per share	$9.94

Class R6
Net Assets	$78,765,389
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	7,661,363
Net asset value/offering/redemption price per share	$10.28

(a)	Class A shares that are purchased at NAV in amounts of $250,000 or more may be assessed a 1.00% contingent deferred sales charge (“CDSC”), if they are redeemed within eighteen months from the date of purchase.

(b)	A contingent deferred sales charge (“CDSC”) of 1.00% may be charged on shares held less than 12 months.

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended May 31, 2025

Investment Income:
Interest income	$11,929,182
Total Investment Income	11,929,182

Operating Expenses:
Management fees	2,182,168
Distribution (12b-1) fees
Class A Shares	11,563
Class C Shares	20,186
Administration fees	256,223
Interest expenses	222,834
Shareholder servicing fees	115,511
Transfer Agent fees	52,679
Legal fees	44,394
Registration fees	38,687
Printing and postage expense	27,690
Custodian fees	24,932
Audit fees	11,779
Trustees’ fees	10,831
Insurance expense	10,771
Compliance officer fees	4,481
Miscellaneous expenses	1,639
Total Operating Expenses	3,036,368

Less: Expenses waived	(315,175)
Total Waivers	(315,175)

Net Operating Expenses	2,721,193

Net Investment Income	9,207,989

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments	2,895,239
Futures	(64,232)
Swaps	(2,288,790)
Net realized gain	542,217

Net change in unrealized appreciation on:
Investments	627,607
Futures	105,437
Swaps	2,744,874
Net change in unrealized appreciation	3,477,918
Net Realized and Unrealized Gain on investments	4,020,135

Net Increase in Net Assets Resulting From Operations	$13,228,124

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	May 31, 2025	November 30, 2024
	(Unaudited)
Operations:
Net investment income	$9,207,989	$18,451,876
Net realized gain on investments	542,217	389,319
Net change in unrealized appreciation on investments	3,477,918	12,258,607
Net increase in net assets resulting from operations	13,228,124	31,099,802

Distributions to Shareholders:
From Earnings
Class I	(7,059,211)	(12,036,395)
Class A	(211,109)	(287,003)
Class C	(83,679)	(149,225)
Class R6	(1,903,893)	(3,958,808)
From Return of Capital:
Class I	—	(2,162,099)
Class A	—	(54,370)
Class C	—	(33,420)
Class R6	—	(712,009)
Total Dividends and Distributions to Shareholders	(9,257,892)	(19,393,329)

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold
Class I	72,573,557	97,962,493
Class A	15,691,301	4,016,462
Class C	909,137	1,215,430
Class R6	15,439,702	6,435,020
Reinvestment of dividends and distributions
Class I	6,169,881	12,566,999
Class A	161,788	241,860
Class C	69,364	139,923
Class R6	1,551,387	3,912,798
Cost of shares redeemed
Class I	(36,678,228)	(94,652,808)
Class A	(13,976,971)	(2,742,648)
Class C	(529,545)	(1,183,255)
Class R6	(15,777,859)	(16,620,026)
Net increase in net assets from share transactions of beneficial interest	45,603,514	11,292,248

Total Increase in Net Assets	49,573,746	22,998,721

Net Assets:
Beginning of year	341,774,468	318,775,747
End of year/period	$391,348,214	$341,774,468

Share Activity
Shares sold
Class I	7,350,655	10,122,470
Class A	1,539,575	399,333
Class C	92,269	124,840
Class R6	1,507,568	647,404
Shares Reinvested
Class I	625,939	1,301,067
Class A	15,958	24,366
Class C	7,035	14,484
Class R6	152,360	394,574
Shares redeemed
Class I	(3,711,763)	(9,805,661)
Class A	(1,372,530)	(276,555)
Class C	(53,733)	(122,205)
Class R6	(1,547,823)	(1,661,814)
Net Increase in shares of beneficial interest	4,605,510	1,162,303

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Class A
	For the		For the	For the		For the		For the		For the
	Six Months Ended		Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	May 31,		November 30,	November 30,		November 30,		November 30,		November 30,
	2025		2024	2023		2022		2021		2020
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$10.11		$9.75	$10.00		$11.26		$11.35		$10.68
Income (Loss) from Investment Operations:
Net investment income (1)	0.24		0.52	0.43		0.32		0.36		0.42
Net realized and unrealized gain (loss)	0.11		0.40	(0.04)		(1.07)		0.24		0.95
Total from investment operations	0.35		0.92	0.39		(0.75)		0.60		1.37
Dividends and Distributions:
Dividends from net investment income	(0.24)		(0.47)	(0.64)		(0.34)		(0.38)		(0.52)
Distributions from realized gains	—		—	—		(0.17)		(0.31)		(0.18)
Distributions from return of capital	—		(0.09)	—		—		—		—
Total dividends and distributions	(0.24)		(0.56)	(0.64)		(0.51)		(0.69)		(0.70)
Net Asset Value, End of Year/Period	$10.22		$10.11	$9.75		$10.00		$11.26		$11.35
Total Return*	3.50	% (9)	9.66%	4.04%		(6.84)%		5.44	% #	13.54	% #
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$9,694		$7,738	$6,031		$11,247		$15,664		$12,466
Ratio of gross operating expenses to average net assets including interest expense (3)	1.90	% (8)	1.95%	1.93	% (2)	1.86	% (2)	1.86	% (2)	2.01	% (2)
Ratio of net operating expenses to average net assets including interest expense (4)	1.85	% (8)	1.87%	1.84	% (2)	1.80	% (2)	1.76	% (2)	1.79	% (2)
Ratio of net investment income (loss) after expense reimbursement to average net assets (7)	4.69	% (8)	5.27%	4.32	% (2)	3.01	% (2)	3.18	% (2)	3.89	% (2)
Portfolio Turnover Rate	20	% (9)	28%	42%		77%		84%		132%

	Class C
	For the		For the	For the		For the		For the		For the
	Six Months Ended		Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	May 31,		November 30,	November 30,		November 30,		November 30,		November 30,
	2025		2024	2023		2022		2021		2020
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$9.84		$9.51	$9.76		$11.00		$11.10		$10.45
Income (Loss) from Investment Operations:
Net investment income (1)	0.19		0.44	0.35		0.23		0.27		0.33
Net realized and unrealized gain (loss)	0.11		0.37	(0.03)		(1.04)		0.24		0.93
Total from investment operations	0.30		0.81	0.32		(0.81)		0.51		1.26
Dividends and Distributions:
Dividends from net investment income	(0.20)		(0.39)	(0.57)		(0.26)		(0.30)		(0.43)
Distributions from realized gains	—		—	—		(0.17)		(0.31)		(0.18)
Distributions from return of capital	—		(0.09)	—		—		—		—
Total dividends and distributions	(0.20)		(0.48)	(0.57)		(0.43)		(0.61)		(0.61)
Net Asset Value, End of Year/Period	$9.94		$9.84	$9.51		$9.76		$11.00		$11.10
Total Return*	3.11	% (9)	8.77%	3.37%		(7.50)%		4.71%		12.62%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$4,323		$3,831	$3,540		$4,467		$5,616		$3,262
Ratio of gross operating expenses to average net assets including interest expense (5)	2.65	% (8)	2.70%	2.68	% (2)	2.61	% (2)	2.61	% (2)	2.81	% (2)
Ratio of net operating expenses to average net assets including interest expense (6)	2.60	% (8)	2.62%	2.59	% (2)	2.55	% (2)	2.51	% (2)	2.54	% (2)
Ratio of net investment income (loss) after expense reimbursement to average net assets (7)	3.96	% (8)	4.52%	3.58	% (2)	2.28	% (2)	2.41	% (2)	3.12	% (2)
Portfolio Turnover Rate	20	% (9)	28%	42%		77%		84%		132%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(3)	Ratio of gross operating expenses to average net assets excluding interest expense	1.78	% (8)	1.81%	1.82	% (2)	1.79	% (2)	1.83	% (2)	1.96	% (2)

(4)	Ratio of net operating expenses to average net assets excluding interest expense	1.73	% (8)	1.73%	1.73	% (2)	1.73	% (2)	1.73	% (2)	1.74	% (2)

(5)	Ratio of gross operating expenses to average net assets excluding interest expense	2.53	% (8)	2.56%	2.57	% (2)	2.54	% (2)	2.58	% (2)	2.76	% (2)

(6)	Ratio of net operating expenses to average net assets excluding interest expense	2.48	% (8)	2.48%	2.48	% (2)	2.48	% (2)	2.48	% (2)	2.49	% (2)

(7)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Annualized.

(9)	Not annualized.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. Adjustments may apply to some but not all years and classes.

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Class I
	For the		For the	For the		For the		For the		For the
	Six Months Ended		Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	May 31,		November 30,	November 30,		November 30,		November 30,		November 30,
	2025		2024	2023		2022		2021		2020
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$9.84		$9.51	$9.76		$11.00		$11.10		$10.46
Income (Loss) from Investment Operations:
Net investment income (1)	0.24		0.53	0.44		0.34		0.38		0.44
Net realized and unrealized gain (loss)	0.11		0.38	(0.02)		(1.05)		0.23		0.93
Total from investment operations	0.35		0.91	0.42		(0.71)		0.61		1.37
Dividends and Distributions:
Dividends from net investment income	(0.25)		(0.49)	(0.67)		(0.36)		(0.40)		(0.55)
Distributions from realized gains	—		—	—		(0.17)		(0.31)		(0.18)
Distributions from return of capital	—		(0.09)	—		—		—		—
Total dividends and distributions	(0.25)		(0.58)	(0.67)		(0.53)		(0.71)		(0.73)
Net Asset Value, End of Year/Period	$9.94		$9.84	$9.51		$9.76		$11.00		$11.10
Total Return*	3.53	% (9)	9.86%	4.42%		(6.58)%		5.74%		13.80%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$298,566		$253,654	$229,747		$206,630		$215,003		$112,226
Ratio of gross operating expenses to average net assets including interest expense (3)	1.65	% (8)	1.70%	1.68	% (2)	1.61	% (2)	1.61	% (2)	1.79	% (2)
Ratio of net operating expenses to average net assets including interest expense (4)	1.60	% (8)	1.62%	1.59	% (2)	1.55	% (2)	1.51	% (2)	1.54	% (2)
Ratio of net investment income (loss) after expense reimbursement to average net assets (7)	4.95	% (8)	5.52%	4.59	% (2)	3.29	% (2)	3.40	% (2)	4.11	% (2)
Portfolio Turnover Rate	20	% (9)	28%	42%		77%		84%		132%

	Class R6
	For the		For the	For the		For the		For the		For the
	Six Months Ended		Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	May 31,		November 30,	November 30,		November 30,		November 30,		November 30,
	2025		2024	2023		2022		2021		2020
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$10.14		$9.73	$9.93		$11.15		$11.20		$10.51
Income (Loss) from Investment Operations:
Net investment income (1)	0.28		0.61	0.49		0.38		0.43		0.48
Net realized and unrealized gain (loss)	0.11		0.38	(0.02)		(1.07)		0.23		0.94
Total from investment operations	0.39		0.99	0.47		(0.69)		0.66		1.42
Dividends and Distributions:
Dividends from net investment income	(0.25)		(0.49)	(0.67)		(0.36)		(0.40)		(0.55)
Distributions from realized gains	—		—	—		(0.17)		(0.31)		(0.18)
Distributions from return of capital	—		(0.09)	—		—		—		—
Total dividends and distributions	(0.25)		(0.58)	(0.67)		(0.53)		(0.71)		(0.73)
Net Asset Value, End of Year/Period	$10.28		$10.14	$9.73		$9.93		$11.15		$11.20
Total Return*	3.93	% (9)	10.48%	4.86%		(6.30)%		6.16%		14.23%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$78,765		$76,552	$79,458		$92,994		$61,289		$62,369
Ratio of gross operating expenses to average net assets including interest expense (5)	1.65	% (8)	1.70%	1.68	% (2)	1.61	% (2)	1.63	% (2)	1.80	% (2)
Ratio of net operating expenses to average net assets including interest expense (6)	1.01	% (8)	1.03%	1.20	% (2)	1.18	% (2)	1.14	% (2)	1.17	% (2)
Ratio of net investment income (loss) after expense reimbursement to average net assets (7)	5.54	% (8)	6.11%	4.97	% (2)	3.68	% (2)	3.82	% (2)	4.51	% (2)
Portfolio Turnover Rate	20	% (9)	28%	42%		77%		84%		132%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(3)	Ratio of gross operating expenses to average net assets excluding interest expense	1.53	% (8)	1.56%	1.57	% (2)	1.54	% (2)	1.58	% (2)	1.74	% (2)

(4)	Ratio of net operating expenses to average net assets excluding interest expense	1.48	% (8)	1.48%	1.48	% (2)	1.48	% (2)	1.48	% (2)	1.49	% (2)

(5)	Ratio of gross operating expenses to average net assets excluding interest expense	1.53	% (8)	1.56%	1.57	% (2)	1.54	% (2)	1.61	% (2)	1.75	% (2)

(6)	Ratio of net operating expenses to average net assets excluding interest expense	0.89	% (8)	0.89%	1.09	% (2)	1.11	% (2)	1.11	% (2)	1.12	% (2)

(7)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Annualized.

(9)	Not annualized.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS

Six Months Ended May 31, 2025 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Easterly Income Opportunities Fund (the “Fund”) is a series of the James Alpha Fund Trust dba Easterly Funds Trust (the “Trust”) and was organized in 2020, as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Trust currently consists of seven series. Easterly Investment Partners LLC serves as the Fund’s Advisor. Orange Investment Advisors LLC serves as the Sub-Advisor.

Primary Objective

High level of risk adjusted current income and capital appreciation with a secondary objective of capital preservation.

Currently, the Fund offers Class A, Class C, Class I and Class R6 shares. Class A shares are offered at net asset value plus a maximum sales load of 2.00%. Purchases of $250,000 or more of Class A shares may be subject to a contingent deferred sales charge (“CDSC”) on shares redeemed within eighteen months of purchase of up to 1.00%. Class C shares are offered subject to a CDSC of 1.00%. Class I and Class R6 shares are offered at net asset value. Each class represents an interest in the same assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges. Class R6 shares are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Operating Segments - The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280)- Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights

(a) Valuation of Investments

Investment securities listed on a national securities exchange are valued at the last reported sale price on the valuation date. NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP). If there are no such reported sales, the securities are valued at the mean between current bid and ask. Short-term debt securities having a remaining maturity of sixty days or less may be valued at amortized cost or amortized value, which approximates market value. Debt securities may be valued at prices supplied by the Fund’s pricing services based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Swap transactions are valued through an independent pricing service. Total return swaps on securities listed on an exchange shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by the Board of Trustees (the “Board”). There is no single standard for determining the fair value of such securities. Rather, in determining the fair value of a security, the board-appointed Valuation Designee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (I) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine the fair value of a security. Futures, which are traded on an exchange, are valued at the settlement price determined by the exchange. Foreign currency and Forward currency exchange contracts are valued daily at the London close each day. Investments in foreign countries may involve certain considerations and risks not typically associated with domestic investments, including, but not limited to, the possibility of future political and economic developments and the level of government supervision and regulation of foreign securities markets.

Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. Easterly and the sub-adviser to the Fund may, in their discretion, value an odd lot fixed income security at what Easterly and the sub-adviser believe is a fair price and not the pricing service price if Easterly and the sub-adviser deem the price provided by the pricing service to not represent its fair value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

EASTERLY INCOME OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS

Six Months Ended May 31, 2025 (Unaudited) (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2025, for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$265,492,812	$—	$265,492,812
Corporate Bonds	—	57,914,364	—	57,914,364
Non U.S. Government & Agencies	—	118,276	—	118,276
U.S. Government & Agencies	—	3,367,939	—	3,367,939
Total Assets	$—	$326,893,391	$—	$326,893,391
Assets - Derivatives
Credit Default Swap**	$—	$938,448	$—	$938,448
Futures**	399,072	—	—	399,072
Total Asset Derivatives	$399,072	$938,448	$—	$1,337,520
Liabilities - Derivatives
Credit Default Swap**	$—	$94,419	$—	$94,419
Total Liability Derivatives	$—	$94,419	$—	$94,419

There were no level 3 securities held during the year.

*	Refer to the Schedules of Investments for industry or category classifications.

**	Amounts shown for swaps and futures are unrealized appreciation/depreciation.

(b) Federal Income Tax

It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended November 30, 2022, to November 30, 2024, or expected to be taken in the Fund’s November 30, 2025 year-end tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, New York and foreign jurisdictions where the Fund makes significant investments. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months ended May 31, 2025, the Fund did not incur any interest or penalties.

(c) Security Transactions and Other Income

Security transactions are reflected for financial reporting purposes as of the trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis including premium amortized and discount accreted. All paydown gains and losses are classified as interest income in the accompanying Statement of Operations in accordance with U.S. GAAP. Discounts and premiums on securities purchased are accreted and amortized, over the lives of the respective securities with a corresponding increase/decrease in the cost basis of that security using the yield to maturity method, or where applicable, the first call date of the security. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

(d) Dividends and Distributions

The following table summarizes the Fund’s intended dividend and capital gain declaration policy:

Income Dividends	Capital Gains
Monthly	Annually

The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book-tax” differences are either permanent or temporary in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the net asset accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-surplus or tax return of capital. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Fund.

(e) Allocation of Expenses

Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

(f) Indemnification

The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

EASTERLY INCOME OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS

Six Months Ended May 31, 2025 (Unaudited) (Continued)

(g) Other

Foreign currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the company’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

2.	MANAGEMENT FEE, ADMINISTRATION FEE AND OTHER TRANSACTIONS WITH AFFILIATES

(a) Easterly Investment Partners LLC acts as investment manager for the Fund pursuant to the terms of a Management Agreement with the Trust, on behalf of the Fund (the “Management Agreement”). Under the terms of the Management Agreement, the Manager manages the investment operations of the Fund in accordance with the Fund’s respective investment policies and restrictions. The Fund’s investment sub-advisor is responsible for the day-to-day management of its Fund’s portfolios. Easterly Investment Partners LLC serves the Fund in a supervision capacity with responsibility to monitor the performance of the Fund’s outside service providers, assist in the review of financial statements and other regulatory filings and board meeting materials related to the Fund. The management fees are payable to Easterly Investment Partners LLC monthly by the Fund and are computed daily as shown in the table below. The Fund’s subadvisor is paid by the manager, not the Fund.

(b) Pursuant to an operating expense limitation agreement between Easterly Investment Partners LLC and the Fund, Easterly Investment Partners LLC has contractually agreed to waive all or a portion of its advisory fee and/or pay expenses of the Fund so that total annual Fund operating expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) do not exceed the expense limitation shown in the table below, and is based on the Fund’s average daily net assets. This operating expense limitation agreement cannot be terminated during its term. Easterly Investment Partners LLC is permitted to seek reimbursement from the Fund, subject to limitations, for management fees waived and Fund expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses paid, as long as the reimbursement does not cause the Fund’s operating expenses to exceed (i) the expense cap in place at the time the fees were waived or the expenses were incurred; or (ii) the current expense cap, whichever is less. The expense limitation agreement will be in effect through March 31, 2026.

						Managament
						Fee Waived/
Management	Expenses Limitation					Expenses Reimbursed
Agreement	Cl A	Cl C	Cl I	CL R6	Expires	YTD 5/31/2025
1.20%	1.73%	2.48%	1.48%	0.89%	3/31/2026	$315,175

The following table shows the available waived expenses and expiration date for the Fund subject to potential recovery.

11/30/2025	11/30/2026	11/30/2027
$552,449	$619,614	$738,287

(c) Easterly Securities LLC (the “Distributor”) is the Trust’s Distributor and is an affiliate of the Advisor. The Trust with respect to the Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) with respect to the sale and distribution of Class A and C shares of the Fund. The Plan provides that the Fund will pay the Distributor and other entities, including a broker-dealer affiliate of the Adviser, are paid pursuant to the Plans provided and the expenses borne by the distributor and others in the distribution of Fund shares a fee, which is accrued daily and paid monthly, at the annual rate of 0.25% of the average daily net assets of Class A shares and 1.00% of the average daily net assets of each of the Fund’s Class C shares. For the six months ended, May 31, 2025, sales charges on sales of the Fund’s Class A shares were $17,230.

(d) Ultimus Fund Solutions, LLC (“UFS”), provides administrative, fund accounting and transfer agency services to the Fund pursuant to agreements with the Trust, for which it receives from the Fund: (i) a minimum annual fee or basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of UFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of this agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Trust on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

3.	INVESTMENT TRANSACTIONS

(a) For the six months ended May 31, 2025, the cost of purchases and proceeds from sales of investment securities, other than short-term securities, for the Fund were $92,354,835 and $63,471,050, respectively.

(b) Futures Contracts – The Fund may purchase and sell futures contracts. The Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is

EASTERLY INCOME OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS

Six Months Ended May 31, 2025 (Unaudited) (Continued)

closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

(c) Swap Agreements – The Fund is subject to interest rate risk in the normal course of pursuing their respective investment objectives. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), commodity or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. The derivatives are not accounted for as hedging instruments under GAAP. The effect of derivative instruments on the Statement of Assets and Liabilities at May 31, 2025, was as follows:

		Location of derivatives on
		Statement of Assets and	Fair value of asset/liability
Derivative	Risk Type	Liabilities	derivatives

Swap Contracts	Credit Default	Unrealized appreciation on swaps	$938,448
Futures	Interest Rate	Unrealized appreciation on futures	$399,072
		Totals	$1,337,520
Swap Contracts	Credit Default	Unrealized depreciation on swaps	$(94,419)
		Totals	$(94,419)

The effect of derivative instruments on the Statement of Operations for the six months ended May 31, 2025, was as follows:

			Realized and unrealized
Derivative	Location of gain (loss) on derivatives	Risk Type	gain (loss) on derivatives

Swap Contracts
	Net realized (loss) on swaps	Credit Default	$(2,288,790)
	Net change in unrealized appreciation on swaps	Credit Default	$2,744,874

Futures
	Net realized (loss) on futures	Interest Rate	$(64,232)
	Net change in unrealized appreciation on futures	Interest Rate	$105,437

The amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

The following table presents the Fund’s assets and liabilities available for offset under a master netting arrangement net of collateral pledged as of May 31, 2025.

		Gross Amounts not offset in the Statement of
		Assets and Liabilities
	Gross Amounts Recognized	Financial Instruments	Cash Collateral	Net Amount of
	Assets	Pledged	Pledged *	Assets
Description of Asset:
Interest Rate Swap	$938,448	—	$(94,419)	$844,029
Total	$938,448	$—	$(94,419)	$844,029

		Gross Amounts not offset in the Statement of
		Assets and Liabilities
	Gross Amounts of	Financial Instruments	Cash Collateral	Net Amount of
	Recognized Liabilities	Pledged	Pledged *	Liabilities
Description of Liability:
Credit Default Swap	$(94,419)	—	$94,419	$—
Total	$(94,419)	$—	$94,419	$—

EASTERLY INCOME OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS

Six Months Ended May 31, 2025 (Unaudited) (Continued)

4.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

Cost for			Tax Net
Federal Tax	Unrealized	Unrealized	Unrealized
Purposes	Appreciation	Depreciation	App/Dep
340,995,545	11,012,436	(25,114,590)	(14,102,154)

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended November 30, 2024, and November 30, 2023, was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	November 30, 2024	November 30, 2023
Ordinary Income	$16,431,431	$22,317,560
Long-Term Capital Gains	—	—
Return of Capital	2,961,898	—
	$19,393,329	$22,317,560

As of November 30, 2024, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$—	$(1,325,916)	$(6,868,839)	$—	$(14,687,873)	$(22,882,628)

The difference between book basis and tax basis undistributed net investment income (loss), accumulated net realized gains (losses), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on open forward foreign currency contracts, 1256 options, swaps, and adjustments for contingent convertible debt securities. The unrealized appreciation/(depreciation) in the table above includes unrealized foreign currency gains (losses) of ($14,646) for the Fund.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $1,325,916.

At November 30, 2024, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

Non-
Expiring	Non-Expiring		CLCF
Short-Term	Long-Term	Total	Utilized
$—	$6,868,839	$6,868,839	$—

Permanent book and tax differences, primarily attributable to tax adjustments for the book/tax basis treatment of non-deductible expenses resulted in reclassifications for the Fund for the fiscal year ended November 30, 2024, as follows:

Paid In Capital	Accumulated Deficit
$(2,329)	$2,329

6.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund under Section 2(a)(9) of the 1940 Act. As of May 31, 2025, the shareholders that own 25% or more of the voting securities are as follows:

Shareholder	Ownership%
American Enterprise Inv Svcs	29.09%

7.	LINE OF CREDIT

Currently, the Fund has a $ 33,000,000 line of credit provided by Cogent Bank (the “Bank”) under an agreement (the “Line of Credit”). The Line of Credit has an interest rate of the Prime Rate which is dependent upon the effective borrowing date (“Borrowing Date”). The Fund pays the Lender a Commitment Fee of 1.00% based upon the Committed Loan Limit. For the six months ended May 31, 2025, the Fund incurred $330,000 in commitment fees, which are included in the Interest expenses in the Statement of Operations. Any advance under the Line of Credit is contemplated primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable Monthly. There were no borrowings outstanding for period end.

EASTERLY INCOME OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS

Six Months Ended May 31, 2025 (Unaudited) (Continued)

During the six months ended May 31, 2025, the Fund entered into a Master Repurchase Agreement (the “Reverse Repo Facility”) with UMB Bank NA (“UMB”), which provides for financing primarily through UMB purchase of certain assets from the Fund and an agreement by the Fund to repurchase such assets back at an agreed-upon future date and price. In the event of the Fund’s default of the obligation to repurchase, UMB has the right to liquidate the assets and apply the proceeds in satisfaction of the Fund’s obligation to repurchase. The Reverse Repo Facility carries a rolling term which is reset monthly and advances thereunder may be made based on Federal Funds Target Range – Upper Limit (“FFTRU”) plus 125 basis points (FFTRU + 125 bps), and the Price Differential shall be calculated daily and paid by the Seller to Buyer on the first day of each month or on any Repurchase Date. During the six months ended May 31, 2025, there was no borrowings under the Reverse Repo Facility.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

EASTERLY INCOME OPPORTUNITIES FUND

ADDITIONAL INFORMATION (Unaudited)

Six Months Ended May 31, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not Applicable

Remuneration Paid to Directors, Officers and Others

Refer to the Statement of Operations within the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not Applicable

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Refer to the Statement of Operations within the financial statements included under Item 7(a)

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7(a)

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)    Not applicable

(a)(2)    Not applicable

(a)(3)   A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4)    Not applicable

(b)        Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

James Alpha Funds Trust

By	/s/ Darrell Crate
Darrell Crate
Principal Executive Officer
Date: 08/05/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Darrell Crate
Darrell Crate
Principal Executive Officer
Date: 08/05/2025

By	/s/ Michael Montague
Michael Montague
Principal Financial Officer
Date: 08/05/2025